UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2676

Fidelity School Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

March 31, 2005

1.799864.101

NMI-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 11.4%
		Principal Amount (d)	Value
Argentina - 0.7%
Mastellone Hermanos SA (Reg. S) 8% 6/30/12 (d)		$ 1,345,000	$ 1,123,075
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		3,135,000	3,182,025
Telefonica de Argentina SA 9.125% 11/7/10		2,992,000	3,081,760
Transportadora de Gas del Sur SA (Reg. S) 5.3% 12/15/10 (e)		1,314,738	1,219,419
TOTAL ARGENTINA			8,606,279
Bahamas (Nassau) - 0.5%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		5,787,000	6,249,960
Brazil - 0.3%
Braskem SA 11.75% 1/22/14 (f)		3,055,000	3,391,050
Cayman Islands - 0.5%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		6,040,000	6,251,400
Egypt - 0.5%
Telecom Egypt SAE:
10.7% 2/4/10 (g)	EGP	17,205,300	2,969,751
10.95% 2/4/10	EGP	17,205,300	2,969,142
TOTAL EGYPT			5,938,893
Germany - 0.6%
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		8,040,000	8,190,750
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		4,420,000	265,200
0% 7/5/01 (Reg. S) (c)		1,335,000	80,100
TOTAL INDONESIA			345,300
Korea (South) - 0.3%
Hanarotelecom, Inc. 7% 2/1/12 (f)		4,170,000	4,024,050
Luxembourg - 1.8%
Millicom International Cellular SA 10% 12/1/13 (f)		8,350,000	8,412,625
Mobile Telesystems Finance SA 8% 1/28/12 (f)		13,400,000	13,304,163
UBS Luxembourg SA (Reg. S) 10% 6/16/09		1,350,000	1,434,375
TOTAL LUXEMBOURG			23,151,163
Malaysia - 1.7%
Petroliam Nasional BHD (Petronas):
7.625% 10/15/26 (Reg. S)		5,260,000	6,206,800
7.75% 8/15/15 (Reg. S)		2,675,000	3,174,891
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Malaysia - continued
Petronas Capital Ltd.:
7% 5/22/12		$ 5,660,000	$ 6,254,300
7.875% 5/22/22 (Reg. S)		5,190,000	6,228,000
TOTAL MALAYSIA			21,863,991
Mexico - 0.4%
Alestra SA de RL de CV 8% 6/30/10		2,265,000	1,964,888
AXtel SA de CV 11% 12/15/13		2,255,000	2,384,663
Vitro Envases Norteamerica SA de CV (Reg. S) 10.75% 7/23/11		1,350,000	1,370,250
TOTAL MEXICO			5,719,801
Russia - 2.3%
Mobile Telesystems Finance SA 9.75% 1/30/08 (Reg. S)		5,645,000	5,988,718
OAO Gazprom 9.625% 3/1/13		21,040,000	24,038,200
TOTAL RUSSIA			30,026,918
Tunisia - 0.3%
Banque Centrale de Tunisie 7.375% 4/25/12		3,255,000	3,621,188
United Kingdom - 1.5%
Standard Bank London Ltd. 8.125% 9/30/09		19,000,000	19,427,500
TOTAL NONCONVERTIBLE BONDS (Cost $152,174,573)			146,808,243
Government Obligations - 74.0%

Argentina - 6.4%
Argentine Republic:
par 1.2% 12/31/38 unit (i)(k)	EUR	372,162	144,725
par 1.33% 12/31/38 unit (i)(k)		613,012	190,034
3.01% 8/3/12 (g)		39,360,000	33,280,376
discount 7.82% 12/31/33 unit (i)	EUR	10,896,413	11,087,713
discount 8.28% 12/31/33 unit (i)		46,253,736	37,234,258
TOTAL ARGENTINA			81,937,106
Brazil - 19.9%
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		56,380,549	55,922,727
debt conversion bond 3.125% 4/15/12 (g)		10,517,731	9,860,373
3.125% 4/15/12 (g)		12,238,333	11,473,437
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - continued
Brazilian Federative Republic: - continued
8.875% 10/14/19		$ 9,335,000	$ 9,138,965
10.25% 6/17/13		13,335,000	14,601,825
10.5% 7/14/14		22,485,000	24,789,713
11% 8/17/40		47,085,000	52,358,520
11.5% 3/12/08		16,790,000	18,939,120
12% 4/15/10		25,965,000	30,314,138
12.75% 1/15/20		12,670,000	15,736,140
14.5% 10/15/09		9,500,000	11,960,500
TOTAL BRAZIL			255,095,458
Colombia - 2.2%
Colombian Republic:
8.125% 5/21/24		2,085,000	1,897,350
9.75% 4/23/09		3,715,000	4,040,063
10% 1/23/12		6,315,000	6,875,456
10.375% 1/28/33		3,000,000	3,187,500
10.75% 1/15/13		4,650,000	5,208,000
11.75% 2/25/20		5,985,000	7,211,925
TOTAL COLOMBIA			28,420,294
Dominican Republic - 0.4%
Dominican Republic:
9.04% 1/23/13 (f)		2,690,000	2,434,450
9.5% 9/27/06 (Reg. S)		2,930,000	2,717,575
TOTAL DOMINICAN REPUBLIC			5,152,025
Ecuador - 1.4%
Ecuador Republic:
8% 8/15/30 (Reg. S) (e)		14,774,000	13,296,600
12% 11/15/12 (Reg. S)		4,514,000	4,536,570
TOTAL ECUADOR			17,833,170
Egypt - 0.2%
Arab Republic 8.3856% to 8.8771% 5/3/05	EGP	15,125,000	2,587,782
El Salvador - 0.3%
El Salvador Republic 8.5% 7/25/11 (Reg. S)		3,205,000	3,621,650
Guatemala - 0.2%
Guatemalan Republic (Reg. S) 10.25% 11/8/11		2,705,000	3,151,325
Israel - 0.2%
Israeli State 7.5% 3/31/14	ILS	11,685,000	2,820,001
Government Obligations - continued
		Principal Amount (d)	Value
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		$ 3,880,750	$ 679,131
FLIRB 2.5% 3/29/18 (Reg. S) (c)(g)		8,730,000	1,505,925
TOTAL IVORY COAST			2,185,056
Jamaica - 0.3%
Jamaican Government 11.75% 5/15/11 (Reg. S)		2,730,000	3,330,600
Lebanon - 2.3%
Lebanese Republic:
(Reg. S) 5.88% 11/30/09 (g)		1,280,000	1,241,600
5.88% 11/30/09 (f)(g)		8,095,000	7,852,150
10.125% 8/6/08		3,555,000	3,803,850
10.25% 10/6/09 (Reg. S)		3,905,000	4,178,350
11.625% 5/11/16 (Reg. S)		10,815,000	12,112,800
TOTAL LEBANON			29,188,750
Mexico - 7.7%
United Mexican States:
5.875% 1/15/14		11,800,000	11,711,500
6.625% 3/3/15		5,625,000	5,861,250
6.75% 9/27/34		6,990,000	6,825,735
7.5% 1/14/12		8,605,000	9,508,525
7.5% 4/8/33		12,610,000	13,391,820
8% 9/24/22		17,045,000	19,346,075
8.125% 12/30/19		12,485,000	14,326,538
11.375% 9/15/16		5,895,000	8,438,693
11.5% 5/15/26		6,205,000	9,416,088
TOTAL MEXICO			98,826,224
Nigeria - 0.0%
Central Bank of Nigeria warrants 11/15/20 (a)(h)		4,000	14,000
Pakistan - 0.2%
Pakistani Republic 6.75% 2/19/09		2,330,000	2,347,475
Panama - 1.3%
Panamanian Republic:
7.25% 3/15/15		4,330,000	4,308,350
8.875% 9/30/27		2,740,000	2,952,350
9.375% 7/23/12		2,550,000	2,926,125
Government Obligations - continued
		Principal Amount (d)	Value
Panama - continued
Panamanian Republic: - continued
9.375% 1/16/23		$ 2,775,000	$ 3,191,250
9.625% 2/8/11		2,325,000	2,633,063
TOTAL PANAMA			16,011,138
Peru - 3.4%
Peruvian Republic:
8.75% 11/21/33		2,500,000	2,525,000
9.125% 2/21/12		14,175,000	15,982,313
9.875% 2/6/15		8,180,000	9,447,900
euro Brady past due interest 5% 3/7/17 (g)		16,609,000	15,778,550
TOTAL PERU			43,733,763
Philippines - 7.6%
Philippine Republic:
8.25% 1/15/14		5,045,000	4,918,875
8.375% 3/12/09		4,185,000	4,430,869
8.375% 2/15/11		27,660,000	28,213,200
8.875% 3/17/15		14,490,000	14,653,013
9% 2/15/13		13,805,000	14,219,150
9.5% 2/2/30		4,400,000	4,301,000
9.875% 3/16/10		5,270,000	5,823,350
9.875% 1/15/19		8,580,000	8,966,100
10.625% 3/16/25		11,395,000	12,206,894
TOTAL PHILIPPINES			97,732,451
Poland - 0.2%
Polish Government 6% 5/24/09	PLN	9,790,000	3,154,119
Russia - 4.6%
Russian Federation:
5% 3/31/30 (Reg. S) (e)		19,782,500	20,338,883
11% 7/24/18 (Reg. S)		14,067,000	19,447,628
12.75% 6/24/28 (Reg. S)		11,682,000	19,129,275
TOTAL RUSSIA			58,915,786
South Africa - 1.0%
South African Republic 7.375% 4/25/12		11,660,000	12,826,000
Turkey - 4.5%
Turkish Republic:
9% 6/30/11		3,720,000	4,073,400
11% 1/14/13		10,485,000	12,686,850
11.5% 1/23/12		12,970,000	15,774,763
Government Obligations - continued
		Principal Amount (d)	Value
Turkey - continued
Turkish Republic: - continued
11.75% 6/15/10		$ 4,665,000	$ 5,609,663
11.875% 1/15/30		9,395,000	12,612,788
15.2485% 8/10/05	TRY	9,325,000	6,514,193
TOTAL TURKEY			57,271,657
Ukraine - 1.3%
Ukraine Government:
(Reg. S) 6.875% 3/4/11		3,260,000	3,337,425
6.365% 8/5/09 (g)		6,405,000	6,853,350
7.65% 6/11/13 (Reg. S)		6,005,000	6,440,363
TOTAL UKRAINE			16,631,138
Uruguay - 0.2%
Uruguay Republic 7.25% 2/15/11		2,650,000	2,504,250
Venezuela - 8.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		74,625	1,567,125
3.6925% 4/20/11 (g)		38,890,000	34,748,215
5.375% 8/7/10		17,560,000	15,628,400
7% 12/1/18 (Reg. S)		7,105,000	6,074,775
9.25% 9/15/27		16,150,000	16,028,875
10.75% 9/19/13		14,105,000	15,832,863
13.625% 8/15/18		9,503,000	12,543,960
TOTAL VENEZUELA			102,424,213
TOTAL GOVERNMENT OBLIGATIONS (Cost $945,081,476)			947,715,431
Common Stocks - 0.2%
		Shares
Bermuda - 0.2%
APP China Group Ltd. (Cost $2,054,053)		42,508	2,167,908
Sovereign Loan Participations - 0.9%
		Principal Amount (d)	Value
Morocco - 0.9%
Moroccan Kingdom loan participation - JP Morgan 3.8025% 1/2/09 (g)(j) (Cost $11,543,400)		$ 11,660,000	$ 11,528,825
Money Market Funds - 12.2%
		Shares
Fidelity Cash Central Fund, 2.73% (b) (Cost $155,811,232)		155,811,232	155,811,232
Purchased Options - 0.1%
Expiration Date/Strike Price			Underlying Face Amount
Russia - 0.1%
Lehman Brothers Holdings, Inc. Call Option on $70,565,000 notional amount of Russian Federation 5% 3/31/30 (Reg. S) (Cost $501,012)	April 2005/ $100.69		$ 72,549,641	1,418,357
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,267,165,746)			1,265,449,996
NET OTHER ASSETS - 1.2%				15,468,217
NET ASSETS - 100%			$ 1,280,918,213
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
ILS	-	Israeli shekel
PLN	-	Polish zloty (new)
TRY	-	New Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $60,375,798 or 4.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Security acquired on a when-issued basis through debt restructuring offer. Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(j) Security or a portion of the security purchased on a delayed delivery or when issued basis.
(k) Debt obligation to be issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,266,934,714. Net unrealized depreciation aggregated $1,484,718, of which $21,729,201 related to appreciated investment securities and $23,213,919 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Income Fund

March 31, 2005

1.799874.101

FSN-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 42.1%
		Principal Amount (000s) (i)	Value (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 6,275	$ 2,871
Nonconvertible Bonds - 42.0%
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.5%
Affinia Group, Inc. 9% 11/30/14 (f)		5,425	5,018
Intermet Corp. 9.75% 6/15/09 (c)		3,090	1,730
Stoneridge, Inc. 11.5% 5/1/12		635	705
Tenneco Automotive, Inc. 8.625% 11/15/14 (f)		5,350	5,203
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		3,036	3,279
11% 2/15/13		1,909	2,176
United Components, Inc. 9.375% 6/15/13		610	607
			18,718
Automobiles - 0.1%
DaimlerChrysler AG 1.75% 11/18/05	JPY	100,000	942
Renault SA 0.3325% 4/23/07 (h)	JPY	200,000	1,855
Volkswagen Financial Services NV 5.5% 9/20/06	GBP	500	948
			3,745
Hotels, Restaurants & Leisure - 2.2%
Carrols Corp. 9% 1/15/13 (f)		4,090	4,192
Domino's, Inc. 8.25% 7/1/11		864	890
Gaylord Entertainment Co.:
6.75% 11/15/14 (f)		8,465	8,211
8% 11/15/13		2,055	2,117
Herbst Gaming, Inc. 8.125% 6/1/12		1,125	1,176
ITT Corp. 7.375% 11/15/15		2,850	3,092
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (f)		3,610	3,542
Mandalay Resort Group:
6.375% 12/15/11		1,780	1,800
6.5% 7/31/09		2,865	2,901
MGM MIRAGE:
6% 10/1/09		1,360	1,343
6.75% 9/1/12		1,685	1,693
8.5% 9/15/10		275	301
Mohegan Tribal Gaming Authority 6.875% 2/15/15 (f)		3,040	3,010
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,845	1,790
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Penn National Gaming, Inc.:
6.75% 3/1/15 (f)		$ 2,540	$ 2,489
8.875% 3/15/10		2,540	2,718
Scientific Games Corp. 6.25% 12/15/12 (f)		880	867
Speedway Motorsports, Inc. 6.75% 6/1/13		4,160	4,202
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,925	1,997
7.875% 5/1/12		1,480	1,621
Station Casinos, Inc.:
6% 4/1/12		2,740	2,713
6.5% 2/1/14		2,620	2,587
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		4,080	4,376
Town Sports International Holdings, Inc. 0% 2/1/14 (d)		8,065	4,799
Uno Restaurant Corp. 10% 2/15/11 (f)		3,790	3,771
Vail Resorts, Inc. 6.75% 2/15/14		6,165	6,042
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(f)		1,610	1,047
9% 1/15/12 (f)		950	998
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		843	902
Wheeling Island Gaming, Inc. 10.125% 12/15/09		1,300	1,398
			78,585
Household Durables - 1.0%
D.R. Horton, Inc. 7.875% 8/15/11		200	215
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (f)(h)		920	911
7.875% 12/15/12 (f)		15,915	14,642
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (f)		970	943
6.25% 1/15/15 (f)		1,750	1,684
7.75% 5/15/13		4,210	4,378
KB Home 8.625% 12/15/08		1,800	1,953
Levitz Home Furnishings, Inc. 12% 11/1/11 (f)		2,970	2,673
Meritage Homes Corp. 6.25% 3/15/15 (f)		2,590	2,428
Standard Pacific Corp.:
7.75% 3/15/13		1,000	1,045
9.25% 4/15/12		305	342
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Technical Olympic USA, Inc. 7.5% 1/15/15		$ 2,690	$ 2,475
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,395	1,555
			35,244
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (f)		950	960
Media - 5.5%
AMC Entertainment, Inc.:
8% 3/1/14		2,000	1,905
8.625% 8/15/12 (f)		1,790	1,956
9.5% 2/1/11		10	10
9.875% 2/1/12		2,000	2,100
Cablevision Systems Corp. 8% 4/15/12 (f)		19,055	19,436
CanWest Media, Inc. 8% 9/15/12 (f)		1,130	1,181
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		3,000	3,000
Cinemark USA, Inc. 9% 2/1/13		640	694
Cinemark, Inc. 0% 3/15/14 (d)		6,865	4,874
Corus Entertainment, Inc. 8.75% 3/1/12		1,875	2,016
CSC Holdings, Inc.:
6.75% 4/15/12 (f)		5,610	5,540
7.625% 4/1/11		3,575	3,718
7.625% 7/15/18		14,970	15,569
7.875% 2/15/18		9,810	10,423
Dex Media, Inc.:
0% 11/15/13 (d)		4,990	3,817
0% 11/15/13 (d)		1,525	1,167
8% 11/15/13		7,040	7,603
EchoStar DBS Corp.:
6.375% 10/1/11		5,255	5,137
6.625% 10/1/14 (f)		12,110	11,656
9.125% 1/15/09		948	1,012
Entravision Communications Corp. 8.125% 3/15/09		3,380	3,532
Haights Cross Communications, Inc. 0% 8/15/11 (d)		2,480	1,637
Haights Cross Operating Co. 11.75% 8/15/11		2,700	3,051
Houghton Mifflin Co.:
0% 10/15/13 (d)		15,995	11,197
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Houghton Mifflin Co.: - continued
8.25% 2/1/11		$ 2,845	$ 2,930
9.875% 2/1/13		9,435	9,718
IMAX Corp. 9.625% 12/1/10		2,640	2,825
Innova S. de R.L. 9.375% 9/19/13		8,475	9,280
Lamar Media Corp. 7.25% 1/1/13		390	419
PanAmSat Corp. 6.375% 1/15/08		920	929
R.H. Donnelley Corp. 6.875% 1/15/13 (f)		5,520	5,465
Radio One, Inc.:
6.375% 2/15/13 (f)		1,360	1,333
8.875% 7/1/11		2,590	2,771
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (f)		4,230	4,537
10.375% 9/1/14 (f)		12,450	13,820
Rogers Cable, Inc.:
5.5% 3/15/14		1,535	1,397
6.25% 6/15/13		5,295	5,083
6.75% 3/15/15		1,405	1,382
Sun Media Corp. Canada 7.625% 2/15/13		2,000	2,100
Susquehanna Media Co. 7.375% 4/15/13		1,090	1,123
The Reader's Digest Association, Inc. 6.5% 3/1/11		5,510	5,496
Videotron Ltee 6.875% 1/15/14		4,655	4,678
WDAC Subsidiary Corp. 8.375% 12/1/14 (f)		1,400	1,302
			198,819
Multiline Retail - 0.1%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	2,000	2,683
Pinault Printemps-Redoute SA 5% 1/23/09	EUR	2,000	2,712
			5,395
Specialty Retail - 0.2%
AutoNation, Inc. 9% 8/1/08		2,640	2,904
CSK Automotive, Inc. 7% 1/15/14		620	589
Hollywood Entertainment Corp. 9.625% 3/15/11		1,390	1,564
The Pep Boys - Manny, Moe & Jack 7.5% 12/15/14		3,880	3,764
			8,821
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.2%
AAC Group Holding Corp. 0% 10/1/12 (d)(f)		$ 6,890	$ 4,823
Levi Strauss & Co. 9.75% 1/15/15 (f)		2,720	2,679
			7,502
TOTAL CONSUMER DISCRETIONARY			357,789
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
Ahold Finance USA, Inc.:
6.5% 3/14/17	GBP	2,000	3,674
8.25% 7/15/10		4,485	4,844
J. Sainsbury PLC 5.25% 5/17/07	GBP	1,200	2,255
Reddy Ice Holdings, Inc. 0% 11/1/12 (d)(f)		4,290	3,067
Southern States Cooperative, Inc. 10.5% 11/1/10 (f)		1,230	1,276
			15,116
Food Products - 0.2%
Dean Foods Co.:
6.625% 5/15/09		40	41
6.9% 10/15/17		1,050	1,055
Doane Pet Care Co. 10.75% 3/1/10		1,050	1,134
Hines Nurseries, Inc. 10.25% 10/1/11		520	556
Michael Foods, Inc. 8% 11/15/13		610	625
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		2,755	2,645
Tate & Lyle International Finance PLC 5.75% 10/6/06	EUR	1,075	1,455
			7,511
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		320	344
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		700	721
TOTAL CONSUMER STAPLES			23,692
ENERGY - 4.5%
Energy Equipment & Services - 0.6%
CHC Helicopter Corp. 7.375% 5/1/14		2,915	2,857
Grant Prideco, Inc.:
9% 12/15/09		170	184
9.625% 12/1/07		230	250
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Hanover Compressor Co.:
8.625% 12/15/10		$ 720	$ 778
9% 6/1/14		2,720	3,012
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		7,115	8,396
Seabulk International, Inc. 9.5% 8/15/13		5,070	5,831
SESI LLC 8.875% 5/15/11		30	32
			21,340
Oil & Gas - 3.9%
Chesapeake Energy Corp.:
6.875% 1/15/16		2,509	2,534
7% 8/15/14		1,135	1,166
7.5% 6/15/14		1,115	1,176
7.75% 1/15/15		1,860	1,962
El Paso Production Holding Co. 7.75% 6/1/13		5,000	5,100
Encore Acquisition Co. 8.375% 6/15/12		3,295	3,493
Energy Partners Ltd. 8.75% 8/1/10		5,155	5,516
EXCO Resources, Inc. 7.25% 1/15/11		880	893
Forest Oil Corp. 8% 12/15/11		190	215
General Maritime Corp. 10% 3/15/13		4,420	4,895
Harvest Operations Corp. 7.875% 10/15/11		1,540	1,528
Houston Exploration Co. 7% 6/15/13		680	690
Hurricane Finance BV:
9.625% 2/12/10 (f)		260	282
9.625% 2/12/10 (Reg. S)		2,265	2,458
InterNorth, Inc. 9.625% 3/15/06 (c)		1,490	477
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (f)		4,560	4,674
OAO Gazprom:
9.625% 3/1/13		7,140	8,157
10.5% 10/21/09		3,815	4,397
Pan American Energy LLC 7.125% 10/27/09 (f)		4,880	4,868
Pemex Project Funding Master Trust:
4.31% 6/15/10 (f)(h)		10,480	10,732
5.5% 2/24/25 (f)	EUR	750	900
7.75% 9/28/49		3,210	3,170
8.625% 2/1/22		8,895	10,118
Petrobras Energia SA 9.375% 10/30/13		4,850	5,117
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Plains Exploration & Production Co. 8.75% 7/1/12		$ 3,835	$ 4,123
Range Resources Corp. 7.375% 7/15/13		3,120	3,245
Ship Finance International Ltd. 8.5% 12/15/13		7,525	7,450
Teekay Shipping Corp. 8.875% 7/15/11		5,465	6,080
The Coastal Corp.:
6.375% 2/1/09		330	316
7.75% 6/15/10		1,645	1,639
7.75% 10/15/35		240	223
Venoco, Inc. 8.75% 12/15/11 (f)		1,980	2,049
Vintage Petroleum, Inc. 8.25% 5/1/12		1,065	1,150
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (f)		2,680	2,727
Williams Companies, Inc.:
7.125% 9/1/11		665	694
7.625% 7/15/19		11,060	12,055
7.75% 6/15/31		1,800	1,908
7.875% 9/1/21		4,260	4,643
8.125% 3/15/12		400	444
8.75% 3/15/32		3,605	4,254
YPF SA:
10% 11/2/28		1,210	1,455
yankee 9.125% 2/24/09		2,641	2,905
			141,878
TOTAL ENERGY			163,218
FINANCIALS - 4.9%
Capital Markets - 0.5%
Banco BPI SA 0.1022% 2/12/07 (h)	JPY	200,000	1,850
Bank of Scotland International Australia Ltd. 2.7257% 9/7/06 (h)	CAD	1,500	1,241
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)		8,105	9,240
Macquarie Bank Ltd. 0.2025% 2/10/06 (h)	JPY	200,000	1,863
Merrill Lynch & Co., Inc. 0.3719% 5/28/08 (h)	JPY	200,000	1,876
UFJ Bank Ltd. 0.6769% 5/29/11 (h)	JPY	200,000	1,870
			17,940
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - 0.9%
ABN-AMRO Bank NV 2.219% 1/23/08 (h)	EUR	1,500	$ 1,944
Australia & New Zealand Banking Group Ltd. 2.8071% 12/29/06 (h)	CAD	1,500	1,241
Banque Federative du Credit Mutuel (BFCM) 2.244% 7/24/06 (h)	EUR	1,500	1,942
Barclays Bank PLC 4.75% 3/15/49 (h)	EUR	1,500	1,898
Commonwealth Bank of Australia 2.7357% 11/28/06 (h)	CAD	1,500	1,241
Export-Import Bank of Korea 0.1525% 11/4/05 (h)	JPY	600,000	5,584
NIB Capital Bank NV:
0.1019% 2/17/09 (h)	JPY	350,000	3,227
2.7557% 2/26/07 (h)	CAD	1,000	827
Rabobank Nederland 2.6729% 2/23/07 (h)	CAD	2,000	1,654
San Paolo IMI Spa 2.443% 6/28/16 (h)	EUR	1,000	1,301
Standard Bank London Ltd. 8.125% 9/30/09		4,100	4,192
Standard Chartered Bank PLC 3.625% 2/3/17 (e)	EUR	530	678
UBS Luxembourg SA (Reg. S) 10% 6/16/09		4,075	4,330
Westpac Banking Corp. 2.6857% 1/27/06 (h)	CAD	1,500	1,241
			31,300
Consumer Finance - 0.3%
Countrywide Home Loans, Inc. 2.8557% 3/7/06 (h)	CAD	1,500	1,241
Ford Credit Australia Ltd. 0% 1/5/07 (h)	EUR	250	320
General Motors Acceptance Corp. 2.884% 9/14/07 (h)	EUR	2,000	2,400
General Motors Acceptance Corp. of Canada Ltd. 3.884% 9/12/08 (h)	EUR	1,750	2,076
Household Finance Corp. 6.25% 8/19/19	GBP	2,000	4,099
Metris Companies, Inc. 10.125% 7/15/06		340	349
			10,485
Diversified Financial Services - 2.3%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (f)		4,250	5,100
BAT International Finance PLC 3.008% 4/3/06 (h)	EUR	2,000	2,605
Caixa Finance BV 2.185% 11/21/06 (h)	EUR	2,000	2,592
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	15,000	12,800
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		1,390	1,393
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)		1,400	966
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
10.25% 1/15/10		$ 3,300	$ 2,615
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		470	578
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,850
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		2,910	3,056
FIMEP SA 10.5% 2/15/13		5,965	6,800
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,915	2,145
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		4,165	4,477
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (f)		2,535	2,548
9.875% 10/15/14 (f)		2,450	2,499
Jostens Holding Corp. 0% 12/1/13 (d)		2,320	1,694
Marquee Holdings, Inc. 0% 8/15/14 (d)(f)		4,295	2,921
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		1,700	1,726
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		3,065	3,126
New ASAT Finance Ltd. 9.25% 2/1/11		2,855	2,355
Santander International Debt SA 2.184% 12/14/06 (h)	EUR	1,500	1,944
Sealed Air Finance 5.625% 7/19/06	EUR	750	1,001
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		7,400	8,436
Universal City Florida Holding Co. I/II:
7.4925% 5/1/10 (f)(h)		1,520	1,573
8.375% 5/1/10 (f)		5,570	5,681
Volkswagen International Finance NV 0.3881% 11/30/07 (h)	JPY	300,000	2,793
			85,274
Insurance - 0.0%
MetLife, Inc. 5.375% 12/9/24	GBP	90	167
Real Estate - 0.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (f)		3,810	3,734
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
American Real Estate Partners/American Real Estate Finance Corp.: - continued
8.125% 6/1/12		$ 4,495	$ 4,607
BF Saul REIT 7.5% 3/1/14		4,460	4,594
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		3,745	3,951
Gecina SA 4.875% 1/25/12	EUR	1,000	1,356
La Quinta Properties, Inc.:
7% 8/15/12		1,590	1,602
8.875% 3/15/11		2,660	2,860
Senior Housing Properties Trust:
7.875% 4/15/15		2,420	2,589
8.625% 1/15/12		3,610	3,989
			29,282
Thrifts & Mortgage Finance - 0.1%
Credit Logement SA 2.735% 12/2/49 (h)	EUR	1,500	1,944
Nationwide Building Society (Reg. S) 0.0756% 3/3/06 (h)	JPY	200,000	1,865
			3,809
TOTAL FINANCIALS			178,257
HEALTH CARE - 2.4%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12		265	249
Health Care Equipment & Supplies - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12		1,785	1,902
Health Care Providers & Services - 2.0%
AmeriPath, Inc. 10.5% 4/1/13		4,205	4,205
AmerisourceBergen Corp.:
7.25% 11/15/12		1,690	1,834
8.125% 9/1/08		635	689
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (f)		6,070	6,328
Beverly Enterprises, Inc. 7.875% 6/15/14		6,915	7,641
Concentra Operating Corp. 9.125% 6/1/12		705	747
Genesis HealthCare Corp. 8% 10/15/13		500	546
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
6.375% 1/15/15		$ 245	$ 243
6.75% 7/15/13		4,500	4,592
National Nephrology Associates, Inc. 9% 11/1/11 (f)		700	776
PacifiCare Health Systems, Inc. 10.75% 6/1/09		1,037	1,143
Psychiatric Solutions, Inc. 10.625% 6/15/13		373	412
Rural/Metro Corp. 9.875% 3/15/15 (f)		1,260	1,260
Service Corp. International (SCI) 6.75% 4/1/16		8,050	7,728
Triad Hospitals, Inc. 7% 11/15/13		9,265	8,987
U.S. Oncology, Inc.:
9% 8/15/12 (f)		1,660	1,735
10.75% 8/15/14 (f)		6,350	6,890
Vanguard Health Holding Co. I 0% 10/1/15 (d)		5,760	3,859
Vanguard Health Holding Co. II LLC 9% 10/1/14		11,965	12,563
			72,178
Pharmaceuticals - 0.3%
CDRV Investors, Inc. 0% 1/1/15 (d)(f)		5,065	2,988
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (f)		2,105	1,589
Leiner Health Products, Inc. 11% 6/1/12		2,435	2,618
VWR International, Inc.:
6.875% 4/15/12		920	915
8% 4/15/14		920	927
Warner Chilcott Corp. 8.75% 2/1/15 (f)		3,680	3,689
			12,726
TOTAL HEALTH CARE			87,055
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11		1,825	1,935
Hexcel Corp. 6.75% 2/1/15 (f)		3,320	3,237
			5,172
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		3,676	2,426
7.379% 5/23/16		1,333	880
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
AMR Corp.:
9% 8/1/12		$ 1,500	$ 1,110
9% 9/15/16		1,225	882
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18		162	129
6.9% 7/2/18		998	798
8.312% 10/2/12		1,427	1,127
8.388% 5/1/22		83	70
Delta Air Lines, Inc.:
7.9% 12/15/09		6,780	2,610
8.3% 12/15/29		2,815	908
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		1,190	1,109
7.711% 9/18/11		1,225	674
7.92% 5/18/12		4,195	2,307
10.06% 1/2/16		160	82
Northwest Airlines Corp. 10% 2/1/09		2,020	1,293
Northwest Airlines, Inc. 9.875% 3/15/07		175	128
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14		228	157
7.691% 4/1/17		540	432
7.95% 9/1/16		1,354	1,110
8.07% 1/2/15		2,051	1,148
8.304% 9/1/10		191	153
NWA Trust 10.23% 6/21/14		322	284
			19,817
Building Products - 0.4%
Jacuzzi Brands, Inc. 9.625% 7/1/10		5,640	6,204
Maax Holdings, Inc. 0% 12/15/12 (d)(f)		6,050	3,449
NTK Holdings, Inc. 0% 3/1/14 (d)(f)		6,750	3,645
			13,298
Commercial Services & Supplies - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		1,790	1,736
Allied Security Escrow Corp. 11.375% 7/15/11		1,630	1,695
Allied Waste North America, Inc. 6.5% 11/15/10		2,670	2,570
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		220	182
9.25% 5/1/21		250	253
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
JohnsonDiversey, Inc. 9.625% 5/15/12		$ 680	$ 728
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		340	371
10.875% 12/15/12 (f)		530	610
			8,145
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		1,590	1,670
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		3,930	4,244
Polypore, Inc. 0% 10/1/12 (d)(f)		7,860	4,480
			8,724
Machinery - 0.2%
Cummins, Inc.:
7.125% 3/1/28		2,195	2,195
9.5% 12/1/10 (h)		290	319
Navistar International Corp.:
6.25% 3/1/12 (f)		2,950	2,788
7.5% 6/15/11		860	866
			6,168
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (f)		1,140	1,177
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(f)		2,705	2,083
OMI Corp. 7.625% 12/1/13		6,465	6,594
Ultrapetrol Bahamas Ltd. 9% 11/24/14 (f)		2,360	2,207
			12,061
Road & Rail - 0.8%
Grupo TMM SA de CV 10.5% 8/1/07 (f)		2,935	2,803
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,400	3,468
9.5% 10/1/08		1,715	1,865
TFM SA de CV yankee:
10.25% 6/15/07		2,796	2,936
11.75% 6/15/09		19,588	19,588
			30,660
TOTAL INDUSTRIALS			105,715
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 14,385	$ 12,407
6.5% 1/15/28		1,110	955
			13,362
Electronic Equipment & Instruments - 0.5%
Altra Industrial Motion, Inc. 9% 12/1/11 (f)		1,290	1,290
Celestica, Inc. 7.875% 7/1/11		15,510	15,665
			16,955
IT Services - 0.4%
Iron Mountain, Inc.:
6.625% 1/1/16		13,500	12,353
7.75% 1/15/15		1,750	1,733
8.25% 7/1/11		620	626
8.625% 4/1/13		1,080	1,102
			15,814
Office Electronics - 1.1%
Xerox Capital Trust I 8% 2/1/27		10,920	11,029
Xerox Corp.:
6.875% 8/15/11		4,180	4,232
7.125% 6/15/10		2,970	3,067
7.2% 4/1/16		4,495	4,585
7.625% 6/15/13		17,830	18,632
			41,545
Semiconductors & Semiconductor Equipment - 0.6%
AMI Semiconductor, Inc. 10.75% 2/1/13		889	1,033
Freescale Semiconductor, Inc. 7.125% 7/15/14		7,415	7,675
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (f)(h)		900	909
6.875% 12/15/11 (f)		1,790	1,808
8% 12/15/14 (f)		4,200	4,284
Semiconductor Note Participation Trust 0% 8/4/11 (f)		740	1,095
Viasystems, Inc. 10.5% 1/15/11		5,785	5,554
			22,358
TOTAL INFORMATION TECHNOLOGY			110,034
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - 4.0%
Chemicals - 1.4%
America Rock Salt Co. LLC 9.5% 3/15/14		$ 6,670	$ 6,870
Braskem SA 11.75% 1/22/14 (f)		1,110	1,232
Compass Minerals Group, Inc. 10% 8/15/11		1,260	1,377
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (d)(f)		1,735	1,249
Series B, 0% 10/1/14 (d)(f)		9,800	6,860
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		1,330	1,485
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (f)(h)		1,610	1,711
11% 7/15/10 (f)		1,280	1,478
Huntsman ICI Chemicals LLC 10.125% 7/1/09		2,498	2,610
Huntsman LLC:
9.91% 7/15/11 (f)(h)		830	888
11.625% 10/15/10		641	752
Innophos, Inc. 8.875% 8/15/14 (f)		680	716
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		7,220	6,137
Lyondell Chemical Co. 11.125% 7/15/12		1,330	1,523
Millennium America, Inc. 9.25% 6/15/08		3,660	3,953
Phibro Animal Health Corp. 13% 12/1/07 unit		2,249	2,451
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		755	800
Rockwood Specialties Group, Inc. 7.5% 11/15/14 (f)		490	494
Solutia, Inc.:
6.72% 10/15/37 (c)		1,205	994
7.375% 10/15/27 (c)		7,180	5,924
			49,504
Containers & Packaging - 0.7%
AEP Industries, Inc. 7.875% 3/15/13 (f)		920	920
BWAY Corp. 10% 10/15/10		2,380	2,463
Crown Cork & Seal, Inc.:
7.375% 12/15/26		3,000	2,775
8% 4/15/23		8,565	8,222
Crown European Holdings SA:
9.5% 3/1/11		3,150	3,465
10.875% 3/1/13		1,005	1,166
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (f)		2,995	2,905
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Brockway Glass Container, Inc.: - continued
7.75% 5/15/11		$ 470	$ 496
8.25% 5/15/13		1,755	1,869
8.875% 2/15/09		2,400	2,544
			26,825
Metals & Mining - 1.4%
Compass Minerals International, Inc.:
0% 12/15/12 (d)		1,460	1,256
0% 6/1/13 (d)		3,710	3,098
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		14,630	15,142
Edgen Acquisition Corp. 9.875% 2/1/11 (f)		1,890	1,895
Foundation Pennsylvania Coal Co. 7.25% 8/1/14		1,670	1,716
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		9,185	9,059
10.125% 2/1/10		2,935	3,199
IMCO Recycling Escrow, Inc. 9% 11/15/14 (f)		560	594
International Steel Group, Inc. 6.5% 4/15/14		6,710	6,844
Ispat Inland ULC 9.75% 4/1/14		1,385	1,620
Luscar Coal Ltd. 9.75% 10/15/11		1,400	1,540
Massey Energy Co. 6.625% 11/15/10		1,655	1,647
Steel Dynamics, Inc.:
9.5% 3/15/09		65	70
9.5% 3/15/09		3,030	3,257
			50,937
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.:
7.375% 12/1/25		3,670	3,867
8% 1/15/24		6,005	6,733
8.875% 5/15/31		1,420	1,718
9.375% 2/1/13		3,715	4,175
Millar Western Forest Products Ltd. 7.75% 11/15/13		2,405	2,381
			18,874
TOTAL MATERIALS			146,140
TELECOMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 4.4%
AT&T Corp. 8.75% 11/15/31		10,720	13,153
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	450	$ 884
Empresa Brasileira de Telecomm SA 11% 12/15/08		7,725	8,536
Eschelon Operating Co. 8.375% 3/15/10		2,015	1,753
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,645	1,587
Level 3 Financing, Inc. 10.75% 10/15/11 (f)		5,670	4,876
MCI, Inc.:
6.688% 5/1/09		138	144
8.735% 5/1/14 (h)		6,010	6,611
Mobifon Holdings BV 12.5% 7/31/10		9,600	11,640
New Skies Satellites BV:
7.4375% 11/1/11 (f)(h)		1,000	1,013
9.125% 11/1/12 (f)		760	764
NTL Cable PLC 8.75% 4/15/14 (f)		17,755	19,175
PanAmSat Holding Corp. 0% 11/1/14 (d)(f)		11,165	7,201
Qwest Corp.:
7.875% 9/1/11 (f)		3,970	4,099
9.125% 3/15/12 (f)		24,450	26,589
Qwest Services Corp. 14.5% 12/15/14 (f)(h)		1,925	2,339
Telecom Egypt SAE:
10.7% 2/4/10 (h)	EGP	5,038	870
10.95% 2/4/10	EGP	5,038	869
Telefonica de Argentina SA 9.125% 11/7/10		6,095	6,278
Telenet Group Holding NV 0% 6/15/14 (d)(f)		15,660	11,823
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14 (f)		195	189
U.S. West Communications:
6.875% 9/15/33		15,770	13,680
7.125% 11/15/43		325	276
7.2% 11/10/26		4,530	4,077
7.25% 9/15/25		2,495	2,345
7.25% 10/15/35		1,780	1,593
7.5% 6/15/23		2,840	2,613
8.875% 6/1/31		3,020	3,035
			158,012
Wireless Telecommunication Services - 3.6%
American Tower Corp. 7.125% 10/15/12		14,150	14,079
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		8,245	9,152
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (h)		$ 6,260	$ 6,385
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		7,695	8,445
7.5% 12/1/13		430	472
9.375% 8/1/11		2,940	3,205
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		1,605	1,741
Globe Telecom, Inc. 9.75% 4/15/12		1,400	1,523
Inmarsat Finance II PLC 0% 11/15/12 (d)		16,940	11,985
Intelsat Ltd. 7.7938% 1/15/12 (f)(h)		6,840	6,874
Kyivstar GSM 10.375% 8/17/09 (f)		3,400	3,766
Millicom International Cellular SA 10% 12/1/13 (f)		9,055	9,123
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		7,260	7,208
8.375% 10/14/10 (f)		4,630	4,719
9.75% 1/30/08 (f)		1,430	1,517
9.75% 1/30/08 (Reg. S)		2,835	3,008
Nextel Communications, Inc.:
5.95% 3/15/14		1,730	1,737
6.875% 10/31/13		6,310	6,562
7.375% 8/1/15		19,315	20,570
Rogers Communications, Inc. 6.135% 12/15/10 (h)		2,300	2,375
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)		5,000	5,100
UbiquiTel Operating Co.:
9.875% 3/1/11		505	559
9.875% 3/1/11 (f)		1,720	1,905
			132,010
TOTAL TELECOMMUNICATION SERVICES			290,022
UTILITIES - 1.9%
Electric Utilities - 0.4%
AES Gener SA 7.5% 3/25/14		4,920	4,846
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (f)		9,860	9,909
			14,755
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 1.0%
ANR Pipeline, Inc. 8.875% 3/15/10		$ 570	$ 614
Northwest Pipeline Corp.:
6.625% 12/1/07		305	314
8.125% 3/1/10		530	572
Southern Natural Gas Co.:
7.35% 2/15/31		9,120	9,166
8% 3/1/32		7,365	7,871
8.875% 3/15/10		670	723
Tennessee Gas Pipeline Co.:
7% 10/15/28		1,275	1,227
7.5% 4/1/17		9,525	9,930
7.625% 4/1/37		1,550	1,589
8.375% 6/15/32		1,570	1,756
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		300	321
8.875% 7/15/12		1,400	1,652
			35,735
Multi-Utilities & Unregulated Power - 0.5%
Calpine Corp. 8.75% 7/15/13 (f)		8,735	6,464
Chivor SA E.S.P. 9.75% 12/30/14 (f)		6,350	6,445
Enron Corp.:
6.4% 7/15/06 (c)		865	277
6.625% 11/15/05 (c)		3,510	1,123
6.725% 11/15/37 (c)		1,090	346
6.75% 8/1/09 (c)		880	282
6.875% 10/15/07 (c)		2,120	678
6.95% 7/15/28 (c)		1,920	610
7.125% 5/15/07 (c)		375	120
7.375% 5/15/19 (c)		2,200	688
7.875% 6/15/03 (c)		375	120
8.375% 5/23/05 (c)		3,980	1,249
Corporate Bonds - continued
		Principal Amount (000s) (i)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Enron Corp.: - continued
9.125% 4/1/03 (c)		$ 80	$ 26
9.875% 6/15/03 (c)		345	110
			18,538
TOTAL UTILITIES			69,028
TOTAL NONCONVERTIBLE BONDS			1,530,950
TOTAL CORPORATE BONDS (Cost $1,509,625)			1,533,821
U.S. Government and Government Agency Obligations - 19.8%

U.S. Government Agency Obligations - 6.6%
Fannie Mae:
0% 5/4/05		14,000	13,964
3.25% 1/15/08		26,250	25,596
4.25% 5/15/09		21,000	20,874
5.125% 1/2/14		10,000	9,995
6% 5/15/11		12,775	13,677
6.25% 2/1/11		80	85
Federal Home Loan Bank:
3% 8/15/05		45,000	44,993
3.75% 9/28/06		660	658
5.8% 9/2/08		960	1,005
Freddie Mac:
1.5% 8/15/05		300	298
2.75% 10/15/06		125	123
2.875% 12/15/06		1,095	1,076
4.25% 7/15/09		25,005	24,864
4.5% 7/15/13		350	344
4.5% 1/15/14		12,320	12,043
7% 3/15/10		51,270	56,850
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		7,750	8,198
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,765	1,863
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (i)	Value (000s)
U.S. Government Agency Obligations - continued
Private Export Funding Corp.: - continued
4.974% 8/15/13		$ 2,110	$ 2,147
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		2,840	2,864
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			241,517
U.S. Treasury Inflation Protected Obligations - 3.5%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		26,350	34,636
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		80,931	82,342
2% 1/15/14		9,494	9,718
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			126,696
U.S. Treasury Obligations - 9.7%
U.S. Treasury Bonds:
6.125% 8/15/29		41,500	48,881
9% 11/15/18		3,000	4,273
11.25% 2/15/15		3,870	5,927
U.S. Treasury Notes:
1.625% 2/28/06		20,500	20,173
2.375% 8/31/06		30,000	29,477
2.75% 6/30/06		29,423	29,126
2.75% 7/31/06		7,000	6,922
3.125% 5/15/07		62,450	61,569
3.375% 9/15/09		66,463	64,415
4% 11/15/12		1,470	1,435
4.25% 8/15/13		2,350	2,317
4.25% 11/15/13		27,000	26,583
4.25% 8/15/14		35,050	34,371
5% 2/15/11		14,200	14,749
5% 8/15/11		1,000	1,039
5.625% 5/15/08		3,847	4,032
TOTAL U.S. TREASURY OBLIGATIONS			355,289
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $722,820)			723,502
U.S. Government Agency - Mortgage Securities - 1.0%
		Principal Amount (000s) (i)	Value (000s)
Fannie Mae - 1.0%
4% 8/1/18 to 7/1/19		$ 12,206	$ 11,702
4% 4/1/20 (g)		2,649	2,535
5% 2/1/18 to 7/1/34		14,722	14,534
5.5% 10/1/16 to 3/1/18		6,617	6,750
6.5% 1/1/29		548	571
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $36,662)			36,092
Asset-Backed Securities - 0.2%

Capital One Multi-Asset Execution Trust Series 2004-B7 Class B7, 2.634% 8/17/17 (h)	EUR	2,000	2,593
Chester Asset Receivables Dealings PLC 2.994% 9/15/13 (h)	EUR	500	664
Cumbernauld Funding 5.2% 3/16/09	GBP	600	1,139
Driver One Gmbh Series 1 Class B, 2.334% 5/21/10 (h)	EUR	770	998
Punch Taverns Finance PLC 5.1781% 4/15/09 (h)	GBP	419	791
Sedna Finance Corp. 2.885% 3/15/16 (h)	EUR	1,150	1,488
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	70	136
TOTAL ASSET-BACKED SECURITIES (Cost $7,591)			7,809
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Granite Mortgages PLC:
2.514% 1/20/43 (h)	EUR	600	783
5.1488% 3/20/44 (h)	GBP	1,000	1,892
Holmes Financing No. 8 PLC:
floater Series 3 Class C, 2.994% 7/15/40 (h)	EUR	500	656
5.0181% 7/15/40 (h)	GBP	1,000	1,893
Interstar Millennium Trust Series 2004-4E Class A1, 2.34% 11/14/36 (h)	EUR	630	818
Mortgages PLC Series 6 Class A1, 4.9881% 1/31/27 (h)	GBP	1,820	3,439
Permanent Financing No. 1 PLC 5.1% 6/10/09 (h)	EUR	344	468
TOTAL PRIVATE SPONSOR			9,949
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (i)	Value (000s)
U.S. Government Agency - 0.0%
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		$ 197	$ 199
Freddie Mac Multi-class participation certificates guaranteed planned amortization class Series 2770 Class UD, 4.5% 5/15/17		1,800	1,753
TOTAL U.S. GOVERNMENT AGENCY			1,952
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,695)			11,901
Commercial Mortgage Securities - 0.1%

Opera Finance PLC 5.1181% 7/31/13 (h) (Cost $2,762)	GBP	1,500	2,849
Foreign Government and Government Agency Obligations - 23.3%

Argentine Republic:
3.01% 8/3/12 (h)		20,055	16,957
discount 7.82% 12/31/33 unit (k)	EUR	3,870	3,938
Inflation-Indexed discount 5.83% 12/31/33 unit (k)	ARS	5,265	1,632
Inflation-Indexed par 0.63% 12/31/38 unit (k)(l)	ARS	1,518	177
Austrian Republic 5% 12/20/24 (f)	CAD	2,000	1,626
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,250	1,238
par B 6.75% 3/21/21		250	248
value recovery A rights 1/2/21 (j)		1,250,000	0
value recovery B rights 1/2/21 (j)		1,250,000	0
Belgian Kingdom 5% 9/28/12	EUR	5,000	7,152
Bogota Distrito Capital:
9.5% 12/12/06 (f)		480	511
9.5% 12/12/06 (Reg. S)		3,789	4,035
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		43,128	42,778
debt conversion bond 3.125% 4/15/12 (h)		7,385	6,924
par Z-L 6% 4/15/24		2,960	2,671
10.5% 7/14/14		2,190	2,414
11% 8/17/40		19,425	21,601
12.25% 3/6/30		6,140	7,491
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (i)	Value (000s)
Brazilian Federative Republic: - continued
12.75% 1/15/20		$ 3,590	$ 4,459
14.5% 10/15/09		4,185	5,269
Canadian Government:
3% 6/1/06	CAD	17,000	14,059
4.5% 9/1/07	CAD	25,000	21,225
5.25% 6/1/12	CAD	17,300	15,269
5.5% 6/1/09	CAD	9,150	8,086
5.75% 6/1/29	CAD	12,100	11,433
Central Bank of Nigeria:
Brady 6.25% 11/15/20		3,000	2,790
promissory note 5.092% 1/5/10		2,075	1,938
warrants 11/15/20 (a)(j)		3,250	11
City of Kiev 8.75% 8/8/08		5,410	5,713
Colombian Republic:
10.75% 1/15/13		6,660	7,459
11.75% 3/1/10	COP	3,494,000	1,475
11.75% 2/25/20		3,370	4,061
Danish Kingdom 3.125% 10/15/10	EUR	4,000	5,182
Dominican Republic:
Brady 3.9425% 8/30/09 (h)		7,030	6,485
3.4425% 8/30/24 (h)		9,028	7,538
Ecuador Republic:
8% 8/15/30 (Reg. S) (e)		4,275	3,848
12% 11/15/12 (Reg. S)		5,445	5,472
euro par 5% 2/28/25		975	692
French Government:
3.5% 4/25/15	EUR	47,500	60,802
4% 4/25/55	EUR	500	630
German Federal Republic:
2.5% 3/23/07	EUR	3,000	3,891
2.75% 6/23/06	EUR	26,000	33,871
3.75% 1/4/15	EUR	1,000	1,309
4.25% 1/4/14	EUR	66,710	91,050
4.75% 7/4/34	EUR	7,500	10,757
5% 7/4/12	EUR	5,540	7,928
Israeli State 7.5% 3/31/14	ILS	10,755	2,596
Japan Government:
0.2% 7/20/06	JPY	1,080,000	10,093
1.5% 3/20/14	JPY	4,970,000	47,553
2.4% 6/20/24	JPY	1,190,000	11,989
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (i)	Value (000s)
Lebanese Republic:
(Reg. S) 5.88% 11/30/09 (h)		$ 815	$ 791
5.88% 11/30/09 (f)(h)		2,455	2,381
Panamanian Republic Brady discount 2.6925% 7/17/26 (h)		175	157
Peruvian Republic:
3% 3/7/27 (e)		1,425	955
9.125% 2/21/12		4,660	5,254
9.875% 2/6/15		1,470	1,698
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		6,530	6,465
8.375% 2/15/11		12,291	12,537
9% 2/15/13		7,070	7,282
9.5% 2/2/30		1,345	1,315
9.875% 1/15/19		4,410	4,608
Russian Federation:
5% 3/31/30 (e)(f)		1,587	1,632
5% 3/31/30 (Reg. S) (e)		36,303	37,324
12.75% 6/24/28 (Reg. S)		5,535	9,064
South African Republic:
8.5% 6/23/17		1,215	1,464
13% 8/31/10	ZAR	6,320	1,220
Spanish Kingdom:
3.6% 1/31/09	EUR	3,000	3,992
4.2% 1/31/37	EUR	8,110	10,612
State of Qatar 9.75% 6/15/30 (Reg. S)		1,735	2,501
Turkish Republic:
11% 1/14/13		5,315	6,431
11.75% 6/15/10		6,976	8,389
11.875% 1/15/30		5,830	7,827
20.3198% to 20.5644% 7/5/06	TRY	9,105	5,460
Ukraine Government 6.365% 8/5/09 (h)		5,270	5,639
United Kingdom, Great Britain & Northern Ireland:
4.75% 9/7/15	GBP	7,800	14,814
5% 3/7/12	GBP	9,500	18,276
5.75% 12/7/09	GBP	1,500	2,962
6% 12/7/28	GBP	6,355	14,423
8% 6/7/21	GBP	6,250	16,216
United Mexican States:
7.5% 4/8/33		18,430	19,573
8.125% 12/30/19		3,285	3,770
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (i)	Value (000s)
United Mexican States: - continued
8.375% 1/14/11		$ 4,960	$ 5,659
9% 12/20/12	MXN	63,221	5,226
11.5% 5/15/26		9,735	14,773
Uruguay Republic:
7.25% 2/15/11		3,540	3,345
10.5% 10/20/06	UYU	23,600	1,104
17.75% 2/4/06	UYU	52,800	2,161
Venezuelan Republic:
Discount A, 3.0625% 3/31/20 (h)		5,065	4,812
oil recovery rights 4/15/20 (j)		1,250	26
3.4375% 3/31/20 (h)		312	296
3.6925% 4/20/11 (h)		2,750	2,457
5.375% 8/7/10		3,100	2,759
9.25% 9/15/27		4,155	4,124
10.75% 9/19/13		11,555	12,970
13.625% 8/15/18		4,675	6,171
euro Brady:
par W-A 6.75% 3/31/20		7,680	7,603
par W-B 6.75% 3/31/20		3,385	3,351
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		3,684	2,712
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $816,020)			850,907
Common Stocks - 1.1%
		Shares
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		244,160	3,096
Media - 0.4%
NTL, Inc. (a)		223,164	14,209
TOTAL CONSUMER DISCRETIONARY			17,305
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Coinmach Service Corp. unit		435,000	5,720
Common Stocks - continued
		Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telewest Global, Inc. (a)		841,398	$ 14,968
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)		98	0
TOTAL TELECOMMUNICATION SERVICES			14,968
TOTAL COMMON STOCKS (Cost $24,769)			37,993
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		9,300	256
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		2,340	2,539
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00%		1,740	1,357
TOTAL CONSUMER DISCRETIONARY			3,896
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		122	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS			3,896
TOTAL PREFERRED STOCKS (Cost $4,351)			4,152
Floating Rate Loans - 0.9%
		Principal Amount (000s) (i)	Value (000s)
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
AM General LLC:
Tranche B1, term loan 7.1472% 11/1/11 (h)		$ 3,364	$ 3,448
Tranche C2, term loan 11.21% 5/2/12 (h)		1,700	1,777
			5,225
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B, term loan 7% 3/31/08 (h)		3,000	2,955
Resorts International Hotel & Casino, Inc. Tranche 2, term loan 8.81% 4/29/13 (h)		530	535
			3,490
Media - 0.0%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (h)		1,520	1,535
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. Tranche B, term loan 10% 9/29/09		1,383	1,452
TOTAL CONSUMER DISCRETIONARY			11,702
FINANCIALS - 0.3%
Consumer Finance - 0.1%
Metris Companies, Inc. term loan 12.1% 5/6/07 (h)		2,963	3,125
Diversified Financial Services - 0.2%
Olympus Cable Holdings LLC Tranche B, term loan 7.75% 9/30/10 (h)		7,825	7,766
TOTAL FINANCIALS			10,891
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (h)		5,600	5,656
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (h)		876	881
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (h)		324	326
			1,207
Floating Rate Loans - continued
		Principal Amount (000s) (i)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Astoria Energy LLC term loan:
7.9447% 4/15/12 (h)		$ 870	$ 887
13.5% 4/16/12 (h)		2,240	2,296
			3,183
TOTAL FLOATING RATE LOANS (Cost $30,918)			32,639
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Barclays Bank 4% 3/28/13 (h)		315	290
- Citibank 4% 3/28/13 (h)		1,598	1,470
- Credit Suisse First Boston:
3.9375% 12/14/19 (h)		1,730	1,453
4% 3/28/13 (h)		2,095	1,927
- Deutsche Bank:
0.9675% 3/28/13 (h)	JPY	115,275	968
4% 3/28/13 (h)		1,452	1,336
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $7,160)			7,444
Fixed-Income Funds - 1.2%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $43,400)		433,607	43,508
Money Market Funds - 10.3%

Fidelity Cash Central Fund, 2.73% (b) (Cost $376,982)		376,982,171	376,982
Cash Equivalents - 0.1%
		Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.63%, dated 3/31/05 due 4/1/05) (Cost $4,020)		$ 4,020	$ 4,020
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,598,775)			3,673,619
NET OTHER ASSETS - (0.7)%			(25,247)
NET ASSETS - 100%			$ 3,648,372
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
ILS	-	Israeli shekel
JPY	-	Japanese yen
MXN	-	Mexican peso
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $451,078,000 or 12.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(i) Principal amount is stated in United States dollars unless otherwise noted.
(j) Quantity represents share amount.
(k) Security acquired on a when-issued basis through debt restructuring offer. Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(l) Debt obligation to be issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,596,666,000. Net unrealized appreciation aggregated $76,953,000, of which $121,506,000 related to appreciated investment securities and $44,553,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of March 31, 2005 which is an investment of Fidelity Strategic Income Fund.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio
Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 93.8%
	Principal Amount	Value
Automotive - 6.4%
Accuride Corp. term loan 5.2869% 1/31/12 (a)	$ 2,940,000	$ 2,954,700
AM General LLC Tranche B1, term loan 7.1472% 11/1/11 (a)	3,950,000	4,048,750
Goodyear Tire & Rubber Co. Tranche B, term loan 9.25% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,360,100
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,802,080
		21,814,302
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 4.5% 3/28/10 (a)	2,000,000	2,025,000
Tranche F, term loan 4.25% 3/28/10 (a)	985,000	998,544
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,919,500
		6,943,044
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 5.125% 12/23/11 (a)	1,216,950	1,235,204
Cable TV - 7.3%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.75% 6/30/09 (a)	3,000,000	2,977,500
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,646,179
Mediacom LLC Tranche B, term loan 4.9946% 3/31/13 (a)	2,992,500	3,048,609
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Broadband Holding BV Tranche H2, term loan 5.752% 3/8/12 (a)	3,940,000	3,979,400
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
WideOpenWest Illinois, Inc. Tranche B, term loan 9.25% 6/22/11 (a)	2,600,000	2,626,000
		24,847,438
Floating Rate Loans (b) - continued
	Principal Amount	Value
Capital Goods - 1.6%
Alliance Laundry Systems LLC term loan 4.9903% 1/27/12 (a)	$ 1,980,000	$ 2,014,650
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,030,000
Hexcel Corp. Tranche B, term loan 4.625% 3/1/12 (a)	450,000	456,188
		5,500,838
Chemicals - 2.4%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	563,995
5.625% 4/6/11 (a)	2,342,430	2,377,567
Mosaic Co. Tranche B, term loan 4.8894% 2/21/12 (a)	1,900,000	1,926,125
PQ Corp. term loan 4.75% 2/11/12 (a)	3,300,000	3,357,750
		8,225,437
Consumer Products - 2.6%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	405,500
Central Garden & Pet Co. Tranche B, term loan 4.566% 5/14/09 (a)	398,991	402,981
Del Laboratories, Inc. term loan 5.2762% 7/27/11 (a)	548,625	554,111
Fender Musical Instrument Corp. Tranche B, term loan 7% 5/16/12 (a)	810,000	818,100
Hunter Fan Co. term loan 5.35% 3/23/12 (a)	700,000	712,285
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Oreck Corp. term loan 5.85% 2/2/12 (a)	997,500	1,016,203
Rayovac Corp. term loan 4.7513% 2/7/12 (a)	500,000	506,875
Simmons Bedding Co. Tranche C, term loan 5.8275% 12/19/11 (a)	2,000,000	2,030,000
		8,724,180
Diversified Financial Services - 0.9%
Refco Finance Holdings LLC term loan 4.85% 8/5/11 (a)	2,990,741	3,024,387
Diversified Media - 1.2%
Lamar Media Corp.:
Tranche A, term loan 4.1899% 6/30/09 (a)	962,500	968,516
Tranche C, term loan 4.5313% 6/30/10 (a)	2,992,500	3,029,906
		3,998,422
Floating Rate Loans (b) - continued
	Principal Amount	Value
Electric Utilities - 2.6%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	$ 1,706,250	$ 1,731,844
term loan 5.2532% 12/24/11 (a)	2,188,266	2,221,090
Reliant Energy, Inc. term loan 6.0223% 4/30/10 (a)	2,000,000	2,017,500
Texas Genco LLC term loan 5.0187% 12/14/11 (a)	2,992,500	3,033,647
		9,004,081
Energy - 4.7%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,060,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,100,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,055,000
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,019,290
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	914,625
		16,148,915
Environmental - 1.3%
Allied Waste Industries, Inc.:
term loan 5.0348% 1/15/12 (a)	2,152,703	2,166,157
Tranche A, Credit-Linked Deposit 4.85% 1/15/12 (a)	797,297	802,280
Envirocare of Utah, Inc. term loan 7.5% 1/31/10 (a)	1,600,000	1,600,000
		4,568,437
Food/Beverage/Tobacco - 2.7%
Commonwealth Brands, Inc. term loan 6.1875% 8/28/07 (a)	210,219	214,423
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	6,438,958	6,538,762
Herbalife International, Inc. term loan 5.16% 12/21/10 (a)	1,995,000	2,004,975
National Dairy Holdings LP term loan 4.83% 3/15/12 (a)	360,000	362,250
		9,120,410
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 5.1048% 12/17/11 (a)	2,187,019	2,214,356
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	407,000
Isle of Capri Casinos, Inc. term loan 4.5267% 2/3/11 (a)	199,500	202,493
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - continued
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	$ 3,990,000	$ 4,039,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 4.5293% 4/29/12 (a)	800,000	816,000
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	909,000
		8,588,724
Healthcare - 11.8%
Advanced Medical Optics, Inc. term loan 4.8427% 6/25/09 (a)	200,000	203,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.3214% 2/7/12 (a)	3,300,000	3,337,125
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,984,987	4,049,744
HCA, Inc. term loan 3.85% 11/9/09 (a)	8,000,000	7,969,996
HealthSouth Corp.:
Credit-Linked Deposit 5.6% 6/14/07 (a)	807,500	815,575
term loan 7% 6/14/07 (a)	2,992,500	3,007,463
Newquest, Inc. Tranche A, term loan 7.75% 3/1/11 (a)	500,000	506,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	7,052,325
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,005,000
Vicar Operating, Inc. Tranche F, term loan 4.625% 9/30/08 (a)	5,039,917	5,090,317
Warner Chilcott Corp. term loan 5.5838% 1/18/12 (a)	4,000,000	4,040,000
		40,076,795
Homebuilding/Real Estate - 6.1%
CB Richard Ellis Services, Inc. term loan 4.8539% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.1% 11/12/08 (a)	5,986,546	6,091,310
Lake Las Vegas LLC Tranche 1, term loan 5.4585% 11/1/09 (a)	3,946,622	4,005,822
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (a)	4,000,000	4,040,000
Maguire Properties, Inc. Tranche B, term loan 6.5% 3/15/10 (a)	5,000,000	5,050,000
		20,659,727
Floating Rate Loans (b) - continued
	Principal Amount	Value
Hotels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.1% 10/9/06 (a)	$ 5,409,091	$ 5,422,614
Insurance - 1.5%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Metals/Mining - 3.2%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	500,000	507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	3,738,462	3,794,538
Peabody Energy Corp. term loan 4.2926% 3/21/10 (a)	2,963,943	2,982,468
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 7.25% 3/18/11 (a)	3,700,000	3,737,000
		11,021,506
Paper - 3.4%
Georgia-Pacific Corp. term loan 4.36% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,995,379
Credit-Linked Deposit 4.44% 5/7/11 (a)	602,945	612,743
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	666,575
Tranche B, term loan 4.7772% 11/1/11 (a)	5,234,327	5,325,928
Tranche C, term loan 4.875% 11/1/11 (a)	1,932,681	1,966,503
		11,567,128
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.85% 11/9/11 (a)	1,981,500	1,983,977
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.6592% 9/9/10 (a)	6,785,182	6,912,405
Liberty Group Operating, Inc. Tranche B, term loan 7.25% 2/28/12 (a)	200,000	203,000
R.H. Donnelley Corp. Tranche B2, term loan 4.7286% 6/30/11 (a)	4,319,795	4,389,991
R.H. Donnelley Corp. Tranche A3, term loan 4.7432% 12/31/09 (a)	1,651,376	1,672,018
		15,161,391
Railroad - 1.7%
Kansas City Southern Railway Co. Tranche B1, term loan 4.5325% 3/30/08 (a)	2,793,000	2,834,895
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,985,314	3,033,825
		5,868,720
Floating Rate Loans (b) - continued
	Principal Amount	Value
Restaurants - 2.9%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	$ 4,809,121	$ 4,869,235
Jack in the Box, Inc. term loan 4.7463% 1/8/11 (a)	3,133,572	3,184,492
Landry's Seafood Restaurants, Inc. term loan 4.5303% 12/28/10 (a)	1,461,338	1,483,258
Ruth's Chris Steak House, Inc. term loan 7.75% 3/11/11 (a)	488,095	492,976
		10,029,961
Services - 7.0%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 3.6875% 4/2/11 (a)	3,731,641	3,768,958
Tranche R, term loan 4.5625% 4/2/11 (a)	4,983,333	5,033,167
Knowledge Learning Corp. term loan 5.3573% 1/7/12 (a)	4,076,852	4,107,428
Rural/Metro Corp.:
Credit-Linked Deposit 5.25% 3/4/11 (a)	520,882	527,393
term loan 5.43% 3/4/11 (a)	2,009,118	2,034,232
United Rentals, Inc.:
term loan 5.1048% 2/14/11 (a)	2,851,179	2,904,639
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	586,796
Worldspan LP/WS Financing Corp. term loan 7.5% 2/11/10 (a)	2,000,000	2,000,000
		23,814,375
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.6013% 1/30/11 (a)	250,000	253,125
Technology - 3.9%
AMI Semiconductor, Inc. term loan 4.36% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,086,165
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.51% 3/9/13 (a)	6,200,000	6,215,500
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	3,026,166
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	508,125
		13,439,956
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - 7.4%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	$ 7,100,000	$ 7,197,625
Conversant Holdings, Inc. Tranche B, term loan 6.6206% 3/31/11 (a)	2,000,000	2,005,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,252,806	3,293,467
New Skies Satellites BV term loan 5.2235% 5/2/11 (a)	2,420,609	2,453,892
NTELOS, Inc.:
term loan 7.85% 2/24/12 (a)	200,000	202,750
Tranche B, term loan 5.3548% 8/24/11 (a)	997,500	1,002,488
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,135,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	2,019,938
Triton PCS, Inc. term loan 6.1048% 11/18/09 (a)	1,995,000	2,032,406
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 6.2433% 2/14/12 (a)	800,000	811,000
		25,153,566
Textiles & Apparel - 0.2%
St. John Knits International, Inc. Tranche B, term loan 5.625% 3/23/12 (a)	500,000	506,250
TOTAL FLOATING RATE LOANS (Cost $318,526,563)		319,731,433
Nonconvertible Bonds - 5.6%

Diversified Financial Services - 2.3%
General Motors Acceptance Corp.:
3.92% 10/20/05 (a)	5,000,000	4,988,575
4.2025% 9/23/08 (a)	3,000,000	2,738,649
		7,727,224
Technology - 1.5%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,062,500
Telecommunications - 1.8%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,195,000
TOTAL NONCONVERTIBLE BONDS (Cost $19,311,680)		18,984,724
Cash Equivalents - 3.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.87%, dated 3/31/05 due 4/1/05) (Cost $10,376,000)	$ 10,376,828	$ 10,376,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $348,214,243)		349,092,157
NET OTHER ASSETS - (2.4)%		(8,242,892)
NET ASSETS - 100%		$ 340,849,265
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Intermediate
Municipal Income Fund

March 31, 2005

1.814648.100

LIM-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.3%
Alabama Pub. School & College Auth. Rev. Series 1999 C, 5.625% 7/1/13	$ 4,200	$ 4,615
Birmingham Gen. Oblig. Series 2002 A, 5.25% 4/1/07 (FSA Insured)	2,415	2,524
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev.:
5.25% 10/1/07 (MBIA Insured) (d)	1,700	1,767
5.25% 10/1/08 (MBIA Insured) (d)	3,055	3,205
5.75% 10/1/09 (MBIA Insured) (d)	3,865	4,155
Jefferson County Ltd. Oblig. School Warrants Series A:
5.25% 1/1/15	2,000	2,134
5.5% 1/1/22	1,100	1,176
Jefferson County Swr. Rev. Series A:
5% 2/1/33 (Pre-Refunded to 2/1/09 @ 101) (e)	2,915	3,123
5% 2/1/41 (Pre-Refunded to 2/1/11 @ 101) (e)	1,580	1,713
		24,412
Alaska - 0.2%
Alaska Student Ln. Corp. Student Ln. Rev. Series A, 5.8% 7/1/12 (AMBAC Insured) (d)	2,935	3,191
Arizona - 0.3%
Arizona School Facilities Board Ctfs. of Prtn.:
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (e)	1,060	1,174
Series C, 5% 9/1/09 (FSA Insured)	1,100	1,174
Arizona School Facilities Board State School Impt. Rev. 5.25% 7/1/20	1,000	1,080
Tucson Wtr. Rev. Series A, 5% 7/1/11 (FGIC Insured)	1,500	1,614
Yuma Muni. Property Corp. Rev. 5% 7/1/12 (AMBAC Insured)	1,100	1,173
		6,215
California - 11.8%
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 0% 10/1/34 (MBIA Insured)	9,095	1,863
Cabrillo Cmnty. College District 5.25% 8/1/15 (MBIA Insured)	1,400	1,549
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Series Y:
5.25% 12/1/16 (FGIC Insured)	5,000	5,478
5.25% 12/1/18 (FGIC Insured)	5,000	5,427
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	$ 3,500	$ 3,674
5.75% 5/1/17	1,800	1,983
Series A:
5.25% 5/1/07 (MBIA Insured)	3,400	3,564
5.25% 5/1/10 (MBIA Insured)	1,155	1,262
5.25% 5/1/11 (FSA Insured)	5,800	6,364
5.5% 5/1/15 (AMBAC Insured)	2,600	2,866
6% 5/1/15	5,700	6,409
California Econ. Recovery:
Series 2004 A:
5% 7/1/16	4,100	4,318
5.25% 7/1/12	3,000	3,295
Series A:
5.25% 7/1/13 (MBIA Insured)	5,000	5,512
5.25% 7/1/14 (FGIC Insured)	1,300	1,434
Series B, 5%, tender 7/1/07 (c)	8,000	8,335
California Gen. Oblig.:
4.5% 2/1/09	2,800	2,924
5% 12/1/11 (MBIA Insured)	8,000	8,726
5% 2/1/25	4,000	4,093
5.25% 2/1/10 (FSA Insured)	7,100	7,742
5.25% 2/1/11	4,000	4,341
5.25% 3/1/12	2,210	2,416
5.25% 2/1/15	5,000	5,427
5.25% 2/1/16	8,500	9,170
5.5% 3/1/11	8,500	9,347
5.5% 3/1/11 (FGIC Insured)	3,000	3,333
5.5% 4/1/13 (AMBAC Insured)	1,000	1,121
5.5% 4/1/30	1,500	1,612
5.75% 10/1/10	2,200	2,448
5.75% 10/1/10 (MBIA Insured)	3,000	3,373
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (c)	3,000	3,108
California Hsg. Fin. Agcy. Home Mtg. Rev. Series 1983 A, 0% 2/1/15 (MBIA Insured)	19,346	8,797
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender 6/1/07 (FGIC Insured) (c)(d)	8,000	8,011
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/16	$ 5,600	$ 6,117
Series 2005 A, 5.25% 6/1/30 (b)	3,100	3,216
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (c)	4,000	3,917
Commerce Refuse To Energy Auth. Rev. 5.5% 7/1/12 (MBIA Insured) (b)	2,290	2,524
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	1,900	1,917
0% 1/15/27 (a)	1,000	811
5% 1/15/16 (MBIA Insured)	1,000	1,050
5.75% 1/15/40	1,600	1,615
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39	2,000	2,106
Series 2003 B:
5% 6/1/08	1,300	1,357
5.75% 6/1/22	3,600	3,829
5.75% 6/1/23	1,300	1,375
Long Beach Hbr. Rev. Series A, 5.5% 5/15/07 (FGIC Insured) (d)	2,450	2,565
Los Angeles Unified School District:
Series A:
5.375% 7/1/17 (MBIA Insured)	6,800	7,501
5.375% 7/1/18 (MBIA Insured)	2,100	2,299
Series F, 5% 7/1/15 (FSA Insured)	4,000	4,299
Modesto Irrigation District Elec. Rev. Series A, 9.625% 1/1/11 (Escrowed to Maturity) (e)	3,085	3,727
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	2,000	2,259
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/08	2,000	2,119
San Diego County Ctfs. of Prtn.:
5% 10/1/06	1,135	1,172
5% 10/1/08	1,470	1,554
5.25% 10/1/10	1,620	1,751
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 28A 5% 5/1/13 (MBIA Insured) (d)	1,340	1,402
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A:
0% 1/15/12 (MBIA Insured)	3,620	2,760
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A: - continued
5.25% 1/15/30 (MBIA Insured)	$ 1,400	$ 1,466
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	1,000	994
		215,024
Colorado - 1.1%
Adams County Bldg. Auth. Rev. Series B, 0% 8/15/12 (Escrowed to Maturity) (e)	5,000	3,738
Adams County School District #172 5.5% 2/1/16 (FGIC Insured)	2,575	2,826
Colorado Health Facilities Auth. Retirmnt Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (e)	2,885	1,209
Colorado Health Facilities Auth. Rev. Series 2001, 6.625% 11/15/26	2,550	2,816
Denver City & County Arpt. Rev. Series D, 0% 11/15/06 (d)	4,500	4,223
Douglas and Elbert Counties School District #RE1:
5.75% 12/15/20 (FGIC Insured)	1,000	1,137
5.75% 12/15/22 (FGIC Insured)	1,000	1,133
E-470 Pub. Hwy. Auth. Rev. Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	3,200	3,558
		20,640
Connecticut - 0.2%
Connecticut Gen. Oblig. Series D, 5.375% 11/15/18	4,000	4,360
District Of Columbia - 1.4%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/16 (AMBAC Insured)	1,930	2,136
District of Columbia Gen. Oblig.:
Series 1998 A:
5.25% 6/1/10 (MBIA Insured)	3,000	3,208
5.25% 6/1/11 (MBIA Insured)	3,905	4,171
Series 2001 B, 5.5% 6/1/13 (FSA Insured)	2,260	2,462
Series A, 5.25% 6/1/10 (FSA Insured)	1,000	1,084
Series B, 0% 6/1/12 (MBIA Insured)	3,400	2,532
Series C, 5.75% 12/1/05 (AMBAC Insured)	1,895	1,926
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	1,300	1,429
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Gen. Arpt. Rev. Series 1998 B:
5.25% 10/1/09 (MBIA Insured) (d)	$ 3,475	$ 3,702
5.25% 10/1/10 (MBIA Insured) (d)	2,780	2,943
		25,593
Florida - 3.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) 6% 11/15/09 (Escrowed to Maturity) (e)	880	940
Collier County School Board Ctfs. of Prtn. 5% 2/15/14 (FSA Insured)	2,865	3,070
Florida Board of Ed. Cap. Outlay Series 2005 B, 5% 6/1/09	3,500	3,745
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/14 (Pre-Refunded to 7/1/10 @ 101) (e)	500	568
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
3.35%, tender 9/1/05 (c)	14,200	14,244
5.25% 11/15/11	3,735	3,927
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	18,000	18,190
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/06 (MBIA Insured)	2,640	2,724
Miami Gen. Oblig. (Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	1,495	1,631
Miami-Dade County Cap. Asset Acquisition Fixed Rate Spl. Oblig. Series 2002 A, 5% 4/1/07 (AMBAC Insured)	1,245	1,296
Miami-Dade County School Board Ctfs. of Prtn. 5%, tender 5/1/11 (MBIA Insured) (c)	1,400	1,493
Orange County School Board Ctfs. of Prtn. Series A, 0% 8/1/13 (MBIA Insured)	2,365	1,669
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/14 (FSA Insured)	3,500	3,798
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 6% 4/1/10 (AMBAC Insured) (d)	2,000	2,204
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/12 (MBIA Insured) (b)	$ 1,520	$ 1,647
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 4.5% 8/1/07 (FSA Insured) (b)	2,000	2,065
		63,211
Georgia - 2.0%
Atlanta Arpt. Rev.:
Series 2000 B, 5.625% 1/1/09 (FGIC Insured) (d)	1,620	1,735
Series A, 5.375% 1/1/12 (FSA Insured) (d)	4,000	4,310
Series F, 5.25% 1/1/13 (FSA Insured) (d)	1,200	1,285
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	3,570	3,789
Cobb Co. Dev. Auth. Solid Waste Disp. Rev. (Georgia Waste Mgmt. Proj.) Series A, 2.1%, tender 4/1/05 (c)(d)	1,000	1,000
College Park Bus. & Indl. Dev. Auth. Civic Ctr. Proj. Rev. Series 2000, 5.75% 9/1/20 (AMBAC Insured)	1,500	1,668
Columbia County Gen. Oblig. 5% 1/1/10 (FSA Insured)	1,500	1,612
Coweta County Dev. Auth. Rev. (Newman Wtr. Swr. & Lt. Common Proj.) 5.75% 1/1/16 (AMBAC Insured)	1,440	1,588
Fulton DeKalb Hosp. Auth. Hosp. Rev.:
5% 1/1/07 (FSA Insured)	1,000	1,036
5% 1/1/10 (FSA Insured)	3,370	3,598
Georgia Gen. Oblig. Series 1993 A, 7.45% 1/1/09	2,880	3,316
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 1992 B, 8.25% 1/1/11 (MBIA Insured)	4,025	4,976
6.6% 1/1/18 (MBIA Insured)	1,585	1,934
Gilmer County School District 4.75% 4/1/10	2,000	2,124
Henry County Wtr. & Swr. Auth. Rev. 5% 2/1/11 (MBIA Insured)	1,245	1,324
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (e)	1,635	713
		36,008
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev.:
Series 2000 B, 8% 7/1/10 (FGIC Insured) (d)	3,700	4,401
Series 2001, 5.5% 7/1/06 (FGIC Insured) (d)	1,000	1,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Gen. Oblig.:
Series CN, 5.25% 3/1/12 (FGIC Insured)	$ 2,880	$ 3,045
Series CY, 5.25% 2/1/10 (FSA Insured)	1,275	1,383
		9,861
Illinois - 11.5%
Chicago Board of Ed.:
Series 1997 A, 0% 12/1/15 (AMBAC Insured)	1,150	708
Series A, 0% 12/1/16 (FGIC Insured)	1,000	582
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/16 (FGIC Insured)	4,100	2,490
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	2,100	2,359
Series A, 5.25% 1/1/22 (MBIA Insured)	1,000	1,063
Series A2, 6% 1/1/11 (AMBAC Insured)	1,205	1,356
Series C, 4% 1/1/09 (MBIA Insured)	3,500	3,597
5.25% 1/1/11 (FSA Insured)	2,070	2,250
Chicago Midway Arpt. Rev.:
Series 2001 B, 5% 1/1/08 (FSA Insured)	1,250	1,314
Series A, 5.5% 1/1/29 (MBIA Insured)	4,000	4,158
Series B:
6% 1/1/09 (MBIA Insured) (d)	2,000	2,119
6.125% 1/1/12 (MBIA Insured) (d)	2,740	2,908
Chicago O'Hare Int'l. Arpt. Rev.:
Series 1999, 5.5% 1/1/11 (AMBAC Insured) (d)	10,000	10,778
Series A:
5.5% 1/1/10 (AMBAC Insured) (d)	1,350	1,448
6.25% 1/1/08 (AMBAC Insured) (d)	8,815	9,420
6.25% 1/1/08 (Pre-Refunded to 1/1/07 @ 102) (d)(e)	1,005	1,081
5.5% 1/1/09 (AMBAC Insured) (d)	4,400	4,694
Chicago Park District:
Series 2001 A, 5.5% 1/1/18 (FGIC Insured)	2,400	2,598
Series A, 5.25% 1/1/21 (FGIC Insured)	1,765	1,889
Series C, 5% 1/1/10 (AMBAC Insured)	1,000	1,070
Chicago Sales Tax Rev. 5.5% 1/1/12 (FGIC Insured)	2,200	2,436
Chicago Skyway Toll Bridge Rev. Series 1996, 5.5% 1/1/23 (Pre-Refunded to 1/1/07 @ 102) (e)	1,520	1,619
Chicago Spl. Trans. Rev.:
Series 2001, 5.5% 1/1/17 (Escrowed to Maturity) (e)	1,000	1,099
5.5% 1/1/12 (Escrowed to Maturity) (e)	1,470	1,636
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Formula Funds Proj.) Series B, 5% 6/1/10 (AMBAC Insured)	$ 5,000	$ 5,368
Series A, 4.25% 6/1/08 (AMBAC Insured)	3,545	3,605
Cook County Cmnty. College District #508 Ctfs. of Prtn. 8.75% 1/1/07 (FGIC Insured)	5,000	5,491
Cook County Cmnty. Consolidated School District #21, Wheeling:
0% 12/1/13 (FSA Insured)	2,500	1,712
0% 12/1/18 (FSA Insured)	3,900	2,008
Cook County Cmnty. Unit School District #401 Elmwood Park 0% 12/1/10 (FSA Insured)	3,275	2,621
Cook County High School District #201 J. Sterling Mortan Tpk. 0% 12/1/11 (FGIC Insured)	4,275	3,252
DuPage County Forest Preserve District Rev. 0% 11/1/09	4,000	3,377
Granite City Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5%, tender 5/1/05 (c)(d)	7,000	7,009
Illinois Dev. Fin. Auth. Rev. (DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/15	1,505	1,650
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2000, 5.85% 2/1/07 (d)	2,500	2,588
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.):
Series 2004 B1, 3.45%, tender 7/1/08 (c)	5,600	5,624
Series A, 5.25% 7/1/41 (Pre-Refunded to 7/1/11 @ 101) (e)	2,490	2,745
Series B:
3.1%, tender 7/1/07 (c)	3,600	3,596
Illinois Fin. Auth. Gas Supply Rev. (Peoples Gas Lt. and Coke Co. Proj.) Series A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)(c)	1,400	1,387
Illinois Fin. Auth. Rev. (DePaul Univ. Proj.):
5% 10/1/09	1,000	1,054
5% 10/1/10	1,235	1,307
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	2,815	2,948
Illinois Gen. Oblig.:
First Series:
5.25% 4/1/10 (MBIA Insured)	2,495	2,706
5.25% 12/1/17 (FSA Insured)	1,000	1,084
5.375% 7/1/15 (MBIA Insured)	1,300	1,420
5.5% 8/1/10	1,400	1,536
5.5% 4/1/16 (FSA Insured)	1,000	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
5.5% 2/1/18 (FGIC Insured)	$ 1,000	$ 1,096
5.5% 8/1/19 (MBIA Insured)	1,250	1,382
5.5% 4/1/17 (MBIA Insured)	2,600	2,803
5.6% 4/1/21 (MBIA Insured)	2,800	3,020
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.):
5% 5/15/09	1,040	1,065
7% 5/15/22	5,000	5,542
(Decatur Memorial Hosp. Proj.) Series 2001, 5.6% 10/1/16	2,600	2,773
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (e)	2,755	3,243
Illinois Sales Tax Rev.:
Series W, 5% 6/15/13	3,430	3,546
6% 6/15/20	1,600	1,782
Kane County School District #129, Aurora West Side Series A:
5.75% 2/1/15 (FGIC Insured)	2,580	2,868
5.75% 2/1/16 (FGIC Insured)	2,165	2,399
Kane, Cook & DuPage Counties School District #46 Elgin 6.375% 1/1/18 (Pre-Refunded to 1/1/11 @ 100) (e)	1,000	1,152
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
0% 12/1/18 (AMBAC Insured)	4,535	2,367
5.5% 12/1/16 (MBIA Insured)	2,500	2,729
Lake County Cmnty. Unit School District #60 Waukegan:
Series C:
0% 12/1/13 (FSA Insured)	5,590	3,829
0% 12/1/14 (FSA Insured)	5,180	3,349
0% 12/1/15 (FSA Insured)	3,810	2,335
Series D:
0% 12/1/09 (FSA Insured)	3,480	2,927
0% 12/1/10 (FSA Insured)	3,380	2,705
Lake County Warren Township High School District #121, Gurnee Series C, 5.75% 3/1/20 (AMBAC Insured)	2,370	2,689
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured) (f)	7,100	7,871
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.: - continued
(McCormick Place Expansion Proj.):
Series A:
0% 6/15/11 (Escrowed to Maturity) (e)	$ 7,780	$ 6,166
0% 6/15/16 (FGIC Insured)	2,050	1,221
0% 6/15/17 (FGIC Insured)	3,240	1,830
0% 6/15/20 (FGIC Insured)	1,300	625
Series 2002 A, 0% 6/15/14 (FGIC Insured)	3,895	2,585
Univ. of Illinois Auxiliary Facilities Sys. Rev. (UIC South Campus Dev. Proj.) 5.75% 1/15/19 (FGIC Insured)	1,000	1,090
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Projs.) 5% 8/15/11 (AMBAC Insured)	1,300	1,394
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000	646
		208,889
Indiana - 4.0%
Anderson Ind. School Bldg. Corp.:
5.5% 7/15/22 (FSA Insured)	2,210	2,420
5.5% 7/15/23 (FSA Insured)	1,000	1,093
Carmel High School Bldg. Corp.:
5% 7/10/13 (FSA Insured)	1,145	1,230
5% 1/10/14 (FSA Insured)	1,180	1,266
5% 7/10/14 (FSA Insured)	1,215	1,308
5% 7/10/16 (FSA Insured)	1,180	1,252
Crown Point Multi-School Bldg. Corp. (Crown Point Cmnty. School Corp. Proj.) 0% 1/15/18 (MBIA Insured)	6,850	3,699
East Allen Woodlan School Bldg. Corp.:
5% 1/15/11 (MBIA Insured)	1,030	1,108
5% 1/15/12 (MBIA Insured)	1,295	1,397
GCS School Bldg. Corp. One 5.5% 7/15/12 (FSA Insured)	1,280	1,424
Goshen Multi-School Bldg. Corp. 5% 1/15/13 (MBIA Insured)	1,755	1,891
Indiana Bond Bank Series B, 5% 2/1/11 (MBIA Insured)	1,595	1,719
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 2.7%, tender 10/1/05 (c)(d)	2,025	2,018
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Cr. Group, Inc. Proj.) Series A, 5%, tender 5/1/07 (c)	6,900	7,144
Indiana Trans. Fin. Auth. Hwy. Series 1993 A:
0% 12/1/17 (AMBAC Insured)	1,470	810
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Series 1993 A: - continued
0% 6/1/18 (AMBAC Insured)	$ 1,700	$ 909
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series I:
5% 1/1/09 (MBIA Insured) (d)	1,600	1,674
5.25% 1/1/10 (MBIA Insured) (d)	3,545	3,748
Indianapolis Resource Recovery Rev. (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,231
Indianapolis Thermal Energy Sys. Series 2001 A, 5.5% 10/1/16 (MBIA Insured)	5,000	5,473
Ivy Tech State College Series I, 5% 7/1/10 (AMBAC Insured)	1,640	1,763
Lawrenceburg School Bldg. Corp. 5.5% 7/15/17 (FGIC Insured)	1,090	1,199
Michigan City School Bldg. Corp. 5% 1/1/12 (MBIA Insured)	2,210	2,370
Perry Township Multi-School Bldg. Corp. 5.25% 1/10/14 (FSA Insured) (b)	2,075	2,257
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	9,000	9,386
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (c)	5,000	5,127
Southmont School Bldg. Corp.:
5% 1/15/14 (FGIC Insured)	1,690	1,814
5% 7/15/17 (FGIC Insured)	2,000	2,111
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 1/15/12 (FSA Insured)	1,005	1,085
		71,926
Iowa - 0.2%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	3,000	2,785
Kansas - 0.9%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.):
Series A, 4.75%, tender 10/1/07 (c)	2,800	2,888
Series C, 2.38%, tender 9/1/05 (c)	4,000	3,988
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.):
5.25% 12/1/10 (MBIA Insured)	2,230	2,376
5.25% 12/1/11 (MBIA Insured)	1,805	1,918
(Wtr. Poll. Revolving Fund Prog.):
Series II, 5.5% 11/1/19	1,000	1,105
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.: - continued
(Wtr. Poll. Revolving Fund Prog.):
5.5% 11/1/20	$ 1,000	$ 1,105
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 2.25%, tender 9/1/05 (c)	2,500	2,491
		15,871
Kentucky - 0.2%
Kenton County Arpt. Board Arpt. Rev. Series B, 5% 3/1/10 (MBIA Insured) (d)	1,645	1,728
Louisville & Jefferson County Reg'l. Arpt. Auth. Arpt. Sys. Rev. Series C, 5.5% 7/1/12 (FSA Insured) (d)	2,250	2,432
		4,160
Louisiana - 0.2%
Jefferson Parish School Board 5.25% 2/1/14 (AMBAC Insured) (b)	3,370	3,693
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (e)	3,310	3,646
Maryland - 0.2%
Prince Georges County Gen. Oblig. Series 2004 D, 5% 12/1/11	2,530	2,739
Massachusetts - 3.0%
Massachusetts Bay Trans. Auth.:
Series A:
5.75% 7/1/18	260	287
5.75% 7/1/18 (Pre-Refunded to 7/1/10 @ 100) (e)	2,740	3,055
Series C, 5% 3/1/24	3,605	3,708
Massachusetts Dev. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.):
6.375% 8/1/14	1,315	1,471
6.375% 8/1/15	2,460	2,726
6.375% 8/1/16	2,570	2,861
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 5.5%, tender 5/1/14 (c)(d)	3,000	3,127
Massachusetts Fed. Hwy. Series 2000 A:
5.75% 6/15/11	4,000	4,422
5.75% 6/15/13	3,000	3,308
Massachusetts Gen. Oblig.:
Series 2001 A, 5.5% 1/1/11	4,000	4,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (e)	$ 2,000	$ 2,184
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/07	5,800	5,361
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series A, 5.5% 1/1/17 (AMBAC Insured) (d)	4,040	4,241
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.75% 1/1/32 (FGIC Insured)	5,500	6,169
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A, 5.55% 1/1/17 (MBIA Insured)	6,975	7,008
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series A, 5.25% 8/1/13	25	27
		54,354
Michigan - 3.4%
Clarkston Cmnty. Schools 5.375% 5/1/22	1,000	1,097
Detroit City School District Series A, 5.5% 5/1/11 (FSA Insured)	1,965	2,177
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	2,000	2,159
5% 9/30/12 (MBIA Insured)	1,500	1,624
Detroit Gen. Oblig.:
Series A, 5% 4/1/08 (FSA Insured)	6,600	6,955
Series B1, 5% 4/1/13 (AMBAC Insured)	2,305	2,487
Detroit Swr. Disp. Rev. Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (c)	10,000	10,686
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	190	198
Ferndale Gen. Oblig. 5% 4/1/16 (FGIC Insured)	1,450	1,546
Livonia Pub. School District Series II, 0% 5/1/21 (Pre-Refunded to 5/1/07 @ 39.31) (e)	7,800	2,859
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (AMBAC Insured)	1,000	1,101
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (d)	8,915	9,269
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (e)	800	900
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/16	1,000	1,062
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/17	$ 1,885	$ 1,999
(McLaren Health Care Corp. Proj.) Series A, 5% 6/1/19	8,000	8,134
(Mercy Health Svcs. Proj.) Series Q, 6% 8/15/09 (Escrowed to Maturity) (e)	1,195	1,260
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	1,915	2,068
Michigan Muni. Bond Auth. Rev. Series G, 6.3% 11/1/05 (AMBAC Insured)	40	41
Michigan Pub. Pwr. Agcy. Rev. (Belle River Proj.) Series A, 5.25% 1/1/09 (MBIA Insured)	1,000	1,072
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.) Series A, 5.55% 9/1/29 (MBIA Insured) (d)	1,500	1,588
Southfield Pub. Schools Series A, 5.25% 5/1/16 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,025	1,116
		61,398
Minnesota - 0.7%
Metropolitan Council Minneapolis-Saint Paul Metropolitan Area Series 2004 A, 5% 9/1/07 (b)	1,350	1,408
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Health Partners Oblig. Group Proj.):
5.25% 12/1/09	1,250	1,334
5.625% 12/1/22	575	612
Osseo Independent School District #279 Series B, 5% 2/1/13	2,445	2,596
Rochester Health Care Facilities Rev. (Mayo Foundation Proj.) Series A, 5.5% 11/15/27	5,910	6,251
Waconia Independent School District #110 Series A, 5% 2/1/07 (FSA Insured)	750	779
		12,980
Mississippi - 0.2%
Mississippi Higher Ed. Student Ln. Series 2000 B3, 5.45% 3/1/10 (d)	3,800	4,029
Missouri - 0.7%
Kansas City School District Bldg. Corp. Rev.:
(School District Elementary School Proj.) Series 2003 B, 5% 2/1/12 (FGIC Insured)	2,900	3,140
Series A, 5% 2/1/08 (FGIC Insured)	1,905	2,007
Mehlville School District #R-9, Saint Louis County Ctfs. of Prtn. (Missouri Cap. Impt. Projs.) Series 2002, 5.5% 9/1/17 (FSA Insured)	1,000	1,093
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/20	$ 2,315	$ 2,460
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	2,370	2,624
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series 2003 A, 5% 8/1/10 (FSA Insured)	2,010	2,163
		13,487
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (c)	2,900	3,042
Nebraska - 0.2%
Lancaster County School District #1 (Lincoln Pub. Schools Proj.) 4% 1/15/07	1,600	1,632
Nebraska Pub. Pwr. District Rev. Series 2003 A, 5% 1/1/10 (AMBAC Insured)	1,435	1,537
		3,169
Nevada - 1.6%
Clark County Arpt. Rev. Series C:
5.375% 7/1/18 (AMBAC Insured) (d)	1,500	1,600
5.375% 7/1/20 (AMBAC Insured) (d)	1,100	1,166
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	1,500	1,599
Clark County Las Vegas-McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2002 A, 5% 7/1/07 (MBIA Insured) (d)	5,735	5,949
Clark County School District:
Series 2000 A:
5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (e)	1,600	1,787
5.75% 6/15/20 (Pre-Refunded to 6/15/10 @ 100) (e)	2,800	3,128
Series C, 5.375% 6/15/15 (MBIA Insured)	1,000	1,109
Series F, 5.5% 6/15/16 (FSA Insured)	1,400	1,560
5.5% 6/15/13 (FSA Insured)	4,000	4,463
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	2,300	2,482
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Washoe County Gen. Oblig. Series 2000 B, 0% 7/1/16 (FSA Insured)	$ 4,140	$ 2,464
Washoe County School District Gen. Oblig. 5% 6/1/10 (FGIC Insured)	1,400	1,504
		28,811
New Hampshire - 0.3%
Manchester School Facilities Rev. 5.5% 6/1/20 (Pre-Refunded to 6/1/13 @ 100) (e)	1,150	1,294
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (c)(d)	2,400	2,377
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) 5.25% 7/1/07 (AMBAC Insured)	1,880	1,972
		5,643
New Jersey - 2.0%
Elizabeth Gen. Oblig. 5.25% 8/15/09 (MBIA Insured) (b)	1,200	1,282
New Jersey Gen. Oblig. Series 2005 N, 5.25% 7/15/10 (FGIC Insured) (b)	2,500	2,672
New Jersey Health Care Facilities Fing. Auth. Rev. (Atlantic City Med. Ctr. Proj.) 5.25% 7/1/05	2,250	2,262
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 A, 3.15%, tender 1/1/10 (AMBAC Insured) (c)	5,350	5,232
Series A, 5.625% 1/1/15 (MBIA Insured)	520	564
New Jersey Trans. Trust Fund Auth.:
Series 2005 A, 5% 12/15/07 (MBIA Insured)	4,000	4,213
Series A, 5.25% 12/15/08 (MBIA Insured)	5,000	5,363
Series B:
5.25% 12/15/10 (FGIC Insured)	4,500	4,906
5.25% 12/15/17 (FGIC Insured)	4,000	4,337
Tobacco Settlement Fing. Corp. 5.75% 6/1/32	5,145	5,117
		35,948
New Mexico - 0.3%
Albuquerque Arpt. Rev. 6.5% 7/1/07 (AMBAC Insured) (d)	1,400	1,496
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation Sr. Series A3, 4.95% 3/1/09 (d)	$ 2,000	$ 2,095
New Mexico Edl. Assistance Foundation Student Ln. Rev. Sr. Series IV A1, 7.05% 3/1/10 (d)	2,075	2,129
		5,720
New York - 8.1%
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/16 (FSA Insured)	4,740	5,314
5.75% 5/1/19 (FSA Insured)	5,590	6,301
5.75% 5/1/22 (FSA Insured)	10,765	12,064
5.75% 5/1/25 (FSA Insured)	1,715	1,921
Long Island Pwr. Auth. Elec. Sys. Rev. Series B:
5% 6/1/10	2,600	2,752
5% 6/1/11	1,075	1,140
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5% 11/15/31 (Pre-Refunded to 11/15/11 @ 100) (e)	2,700	2,935
Metropolitan Trans. Auth. Rev. Series F, 5.25% 11/15/27 (MBIA Insured)	1,400	1,485
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	3,090	3,199
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (e)	2,495	2,519
Series A, 5.5% 1/1/20 (MBIA Insured)	1,600	1,762
Series B, 5.5% 7/1/19 (MBIA Insured)	1,000	1,101
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (e)	1,700	1,900
Metropolitan Trans. Auth. Transit Facilities Rev. Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (e)	305	327
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	850	913
Nassau County Interim Fin. Auth. Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	1,000	1,112
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	2,400	2,729
Series 2005 J:
5% 3/1/12	3,020	3,217
5% 3/1/20	9,000	9,334
Series 2005 K, 5% 8/1/11	6,000	6,398
Series A, 5.25% 11/1/14 (MBIA Insured)	600	653
Series C, 5.75% 3/15/27 (FSA Insured)	1,500	1,667
Series E, 6% 8/1/11	60	63
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,000	1,083
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series H, 5.75% 3/15/11 (FGIC Insured)	$ 1,605	$ 1,790
Series J:
5.875% 2/15/19	95	99
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (e)	750	782
New York State Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	3,400	3,764
Series C, 7.5% 7/1/10	2,500	2,771
(Long Island Jewish Med. Ctr. Proj.) 5.25% 7/1/11 (MBIA Insured)	1,400	1,501
(Mental Health Svcs. Proj.) Series D, 5% 2/15/12 (FGIC Insured)	9,000	9,675
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	705	718
Series 2003 A, 5% 3/15/09	3,000	3,191
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. Series F:
4.875% 6/15/18	1,100	1,139
4.875% 6/15/20	2,200	2,270
5% 6/15/15	775	821
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	1,020	1,115
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	765	832
New York State Urban Dev. Corp. Rev. Series B, 4.75% 1/1/28 (Pre-Refunded to 1/1/09 @ 101) (e)	2,500	2,671
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	1,000	1,067
New York Transitional Fin. Auth. Rev. Series A, 5.75% 2/15/16	1,000	1,102
Tobacco Settlement Fing. Corp.:
Series 2004 B1, 5% 6/1/09 (FGIC Insured)	3,745	3,999
Series A1:
5% 6/1/11	12,750	13,075
5.25% 6/1/21 (AMBAC Insured)	2,200	2,345
5.25% 6/1/22 (AMBAC Insured)	3,450	3,663
5.5% 6/1/15	8,000	8,646
Series C1:
5.5% 6/1/14	2,700	2,911
5.5% 6/1/20	800	870
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A, 5.125% 1/1/22	$ 2,000	$ 2,087
Series Y, 6% 1/1/12 (Escrowed to Maturity) (e)	3,000	3,363
		148,156
New York & New Jersey - 0.5%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/13 (MBIA Insured) (d)	7,620	8,159
124th Series, 5% 8/1/13 (FGIC Insured) (d)	1,215	1,265
		9,424
North Carolina - 2.3%
Dare County Ctfs. of Prtn.:
5.25% 6/1/16 (AMBAC Insured)	1,580	1,721
5.25% 6/1/20 (AMBAC Insured)	1,520	1,635
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.):
Series 2004 B, 4% 6/1/06	1,200	1,218
Series B, 5.25% 6/1/17	1,400	1,521
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1993 B, 7% 1/1/08 (MBIA Insured)	2,000	2,203
Series A:
5.5% 1/1/11	1,545	1,650
5.75% 1/1/26	1,000	1,054
Series B:
5.875% 1/1/21 (MBIA Insured)	5,800	6,187
6% 1/1/06	5,250	5,359
6.125% 1/1/09	2,120	2,288
Series C:
5.25% 1/1/10	2,630	2,765
5.5% 1/1/07	500	517
5.5% 1/1/07 (MBIA Insured)	2,340	2,447
Series D:
5.375% 1/1/10	3,315	3,502
6% 1/1/09	3,240	3,442
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/17	2,500	2,663
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1992, 7.25% 1/1/07	1,300	1,386
		41,558
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.3%
Fargo Health Sys. Rev. Series A, 5.625% 6/1/15 (AMBAC Insured)	$ 3,685	$ 4,069
North Dakota Bldg. Auth. Lease Rev. Series A, 5.25% 6/1/07 (FGIC Insured)	1,140	1,195
		5,264
Ohio - 1.1%
Bowling Green Univ. Gen. Receipts 5.75% 6/1/13 (FGIC Insured)	1,125	1,251
Franklin County Hosp. Rev. 5.5% 5/1/21 (AMBAC Insured)	2,000	2,152
Indian Hill Exempt Village School District Hamilton County 5.5% 12/1/16	1,060	1,176
Lake County Hosp. Impt. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) 6.875% 8/15/11 (Escrowed to Maturity) (e)	3,400	3,744
Ohio Air Quality Dev. Auth. Rev. (Pennsylvania Pwr. Co. Proj.) 3.375%, tender 7/1/05 (c)	2,200	2,196
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (c)	6,000	6,017
Olentangy Local School District 5.5% 12/1/15 (FSA Insured)	1,000	1,106
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/22	1,500	1,593
		19,235
Oklahoma - 0.9%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (e)	1,000	768
Durant Cmnty. Facilities Auth. Sales Tax Rev. 5.5% 11/1/19 (XL Cap. Assurance, Inc. Insured)	1,050	1,162
Grand River Dam Auth. Rev. 6.25% 6/1/11 (AMBAC Insured)	2,350	2,697
Midwest City Muni. Auth. Cap. Impt. Rev. 5.5% 6/1/10 (Escrowed to Maturity) (e)	3,700	3,941
Oklahoma Cty Pub. Ppty Auth. Hotel Tax Rev.:
5.5% 10/1/19 (FGIC Insured) (b)	2,165	2,413
5.5% 10/1/20 (FGIC Insured) (b)	1,550	1,721
Tulsa Indl. Auth. Rev. (Univ. of Tulsa Proj.) Series 2000 A, 5.75% 10/1/25 (MBIA Insured)	4,000	4,375
		17,077
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.7%
Beaverton School District #48J, Washington and Multnomah Counties Series B, 5% 6/1/10 (FSA Insured)	$ 1,455	$ 1,559
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/18 (FSA Insured)	1,800	1,913
Jackson County School District #9, Eagle Point 5.625% 6/15/16 (Pre-Refunded to 6/15/11 @ 100) (e)	2,040	2,287
Multnomah County Gen. Oblig. Series 2000 A, 5.5% 4/1/20 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,101
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series B, 5% 5/1/09 (FSA Insured)	1,320	1,406
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	1,000	1,106
Tri-County Metropolitan Trans. District Rev. Series A:
5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 100) (e)	1,520	1,697
5.75% 8/1/17 (Pre-Refunded to 8/1/10 @ 100) (e)	1,950	2,177
		13,246
Pennsylvania - 2.7%
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/07 (MBIA Insured) (d)	2,000	2,079
5.75% 1/1/12 (MBIA Insured) (d)	1,210	1,312
Allegheny County Hosp. Dev. Auth. Rev.:
(Health Ctr.-UPMC Health Sys. Proj.) Series B, 5.25% 7/1/06 (MBIA Insured)	3,085	3,177
(UPMC Health Sys. Proj.) Series 1999 B, 4.55% 12/15/10 (AMBAC Insured)	1,330	1,385
Canon McMillan School District Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,400	1,545
Clarion County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (c)(d)	5,665	5,610
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) 5.75% 12/15/13	1,165	1,218
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/22 (AMBAC Insured)	3,930	4,671
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.125% 11/1/21 (d)	1,300	1,352
6.5% 11/1/16 (d)	1,100	1,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(Shippingport Proj.) Series A, 5%, tender 6/1/05 (c)(d)	$ 7,800	$ 7,806
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/16 (AMBAC Insured)	1,400	1,491
(UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	4,000	4,397
Pennsylvania Tpk. Commission Tpk. Rev. Series S, 5.625% 6/1/12 (FGIC Insured)	2,500	2,802
Philadelphia Gen. Oblig. Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,080
Philadelphia Muni. Auth. Rev. Series B, 5.25% 11/15/11 (FSA Insured)	3,360	3,671
Quaker Valley School District 5.5% 4/1/23 (Pre-Refunded to 4/1/14 @ 100) (e)	1,035	1,166
Tredyffrin-Easttown School District 5.5% 2/15/14 (Pre-Refunded to 8/15/10 @ 100) (e)	1,595	1,763
West Allegheny School District Series B, 5.25% 2/1/13 (FGIC Insured)	1,345	1,482
		49,189
Puerto Rico - 0.1%
Puerto Rico Pub. Bldgs Auth. Rev. Series K, 4%, tender 7/1/07 (MBIA Insured) (c)	1,000	1,022
South Carolina - 1.4%
Charleston County Hosp. Facilities (Care Alliance Health Services Proj.) Series A, 5.25% 8/15/11	1,765	1,886
Columbia Gen. Oblig. Ctfs. Prtn. (Tourism Dev. Fee Pledge Proj.) Series 2003, 5.25% 6/1/18 (AMBAC Insured)	2,310	2,489
Greenville County Pub. Facilities Corp. Certificate of Prtn. (Courthouse and Detention Proj.) 5% 4/1/11 (AMBAC Insured)	1,565	1,690
South Carolina Ed. Assistance Auth. Rev. (Guaranteed Student Ln. Prog.) Series B, 5.7% 9/1/05 (d)	2,000	2,018
South Carolina Jobs Econ. Dev. Auth. Hosp. Facilities Rev. (Palmetto Health Alliance Proj.) Series A, 7.125% 12/15/15 (Pre-Refunded to 12/15/10 @ 102) (e)	5,500	6,576
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2005 B, 5% 1/1/18 (MBIA Insured) (b)	1,800	1,896
Series 2005 B, 5% 1/1/10 (MBIA Insured) (b)	3,000	3,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A:
5.5% 1/1/14 (FGIC Insured) (b)	$ 1,300	$ 1,427
5.5% 1/1/16 (FGIC Insured) (b)	2,705	3,002
York County School District #4 Series B, 5% 3/1/10 (FGIC Insured)	1,825	1,967
		26,118
South Dakota - 0.4%
Minnehaha County Gen. Oblig.:
5.625% 12/1/16	2,000	2,205
5.625% 12/1/17	2,115	2,328
5.625% 12/1/18	2,350	2,581
		7,114
Tennessee - 1.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Fort Sanders Alliance Proj.) Series C:
5.25% 1/1/15 (MBIA Insured)	1,200	1,311
6.25% 1/1/13 (MBIA Insured)	1,700	1,966
7.25% 1/1/10 (MBIA Insured)	8,000	9,291
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series A:
5% 9/1/10 (MBIA Insured)	1,755	1,882
5% 9/1/11 (MBIA Insured)	1,835	1,969
5% 9/1/13 (MBIA Insured)	2,010	2,161
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (Pre-Refunded to 11/15/09 @ 101) (e)	1,200	1,339
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (e)	1,600	1,793
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 5.5% 4/1/09 (MBIA Insured)	1,100	1,187
		22,899
Texas - 18.3%
Alief Independent School District Series 2004 B, 5% 2/15/09	2,000	2,129
Alvin Independent School District Series A, 5.25% 2/15/17	1,015	1,106
Arlington Independent School District 0% 2/15/07	1,570	1,484
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Cmnty. College District 5% 8/1/18 (AMBAC Insured)	$ 1,000	$ 1,060
Austin Independent School District 5.7% 8/1/11	1,070	1,110
Austin Util. Sys. Rev.:
Series A, 0% 11/15/10 (MBIA Insured)	5,200	4,203
0% 11/15/12 (AMBAC Insured)	2,000	1,461
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/15 (FSA Insured)	1,365	1,494
5.375% 5/1/16 (FSA Insured)	1,425	1,553
5.375% 5/1/17 (FSA Insured)	1,490	1,617
Birdville Independent School District:
0% 2/15/12	4,150	3,135
5% 2/15/10	1,200	1,285
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 1995 B, 5.05%, tender 6/19/06 (c)(d)	8,180	8,349
Bryan Wtrwks. & Swr. Sys. Rev. 5.5% 7/1/11 (FSA Insured)	1,500	1,661
Cedar Hill Independent School District:
0% 8/15/05	2,830	2,805
0% 8/15/07	1,465	1,363
Clint Independent School District 5.5% 8/15/18	1,000	1,095
Corpus Christi Gen. Oblig.:
5% 3/1/09 (AMBAC Insured)	1,505	1,603
5% 3/1/10 (AMBAC Insured)	1,565	1,676
Corpus Christi Util. Sys. Rev. 5.25% 7/15/16 (FSA Insured)	3,000	3,317
Cypress-Fairbanks Independent School District:
Series A, 0% 2/15/16	3,640	2,216
5.75% 2/15/17	1,500	1,659
Dallas County Gen. Oblig. Series A:
0% 8/15/06	3,500	3,370
0% 8/15/07	3,605	3,338
Dallas Independent School District Series 2005, 5.25% 8/15/11 (b)	2,000	2,160
Del Valle Independent School District:
5% 2/1/15	2,015	2,168
5% 2/1/16	2,195	2,348
5.5% 2/1/10	1,275	1,393
5.5% 2/1/11	1,350	1,486
El Paso Wtr. & Swr. Rev. 5% 3/1/11 (AMBAC Insured)	3,100	3,344
Fort Worth Independent School District 5% 2/15/12	1,500	1,616
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Worth Wtr. & Swr. Rev. Series A, 5% 2/15/11 (FSA Insured)	$ 2,000	$ 2,157
Frisco Gen. Oblig. Series 2003 A, 5% 2/15/11 (FSA Insured)	4,060	4,364
Garland Independent School District:
Series A:
4% 2/15/17	3,505	3,446
5% 2/15/10	1,000	1,071
5.5% 2/15/12	2,180	2,372
Garland Wtr. & Swr. Rev. 5.25% 3/1/20 (AMBAC Insured) (b)	1,170	1,252
Harlandale Independent School District 5.5% 8/15/35	1,400	1,494
Harris County Gen. Oblig.:
(Toll Road Proj.):
Series A, 0% 8/15/18 (Pre-Refunded to 8/15/09 @ 53.836) (e)	7,500	3,480
0% 10/1/14 (MBIA Insured)	8,530	5,644
0% 10/1/16 (MBIA Insured)	6,180	3,677
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series 2001 A:
5.625% 2/15/14	2,500	2,690
5.625% 2/15/15	2,680	2,876
Hidalgo County Gen. Oblig. 5.75% 8/15/16 (FSA Insured)	1,445	1,603
Houston Area Wtr. Corp. Contract Rev. (Northeast Wtr. Purification Proj.):
5.5% 3/1/15 (FGIC Insured)	1,000	1,100
5.5% 3/1/18 (FGIC Insured)	1,140	1,245
Houston Arpt. Sys. Rev.:
(Automated People Mover Proj.) Series A, 5.375% 7/15/11 (FSA Insured) (d)	3,300	3,447
Series B, 5.5% 7/1/30 (FSA Insured)	3,900	4,170
Houston Gen. Oblig. Series A, 5.25% 3/1/13	250	266
Houston Independent School District:
Series A, 0% 8/15/11	13,740	10,660
0% 8/15/10 (AMBAC Insured)	2,200	1,800
0% 8/15/15	2,000	1,257
Houston Wtr. & Swr. Sys. Rev. Series C:
0% 12/1/10 (AMBAC Insured)	2,600	2,097
0% 12/1/11 (AMBAC Insured)	8,250	6,330
Humble Independent School District 0% 2/15/10	2,320	1,935
Katy Independent School District Series A, 0% 2/15/07	2,550	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Keller Independent School District:
Series 1996 A, 0% 8/15/17	$ 1,000	$ 562
Series A, 0% 8/15/12	1,590	1,172
La Joya Independent School District 5.75% 2/15/17	2,200	2,403
Lamar Consolidated Independent School District 5.25% 2/15/14	3,750	3,950
Laredo Gen. Oblig.:
5.125% 8/15/11 (FGIC Insured)	2,225	2,373
5.25% 2/15/13 (FGIC Insured)	1,335	1,363
Leander Independent School District 7.5% 8/15/05	600	611
Lewisville Independent School District 0% 8/15/08	5,000	4,396
Lower Colorado River Auth. Rev. 0% 1/1/09 (Escrowed to Maturity) (e)	615	543
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Services Corp. Proj.) Series C, 5.25% 5/15/21 (AMBAC Insured)	2,405	2,570
Mansfield Independent School District:
5.5% 2/15/13	1,575	1,725
5.5% 2/15/14	2,280	2,493
5.5% 2/15/15	2,270	2,505
5.5% 2/15/16	3,450	3,801
5.5% 2/15/18	1,000	1,087
5.5% 2/15/19	2,530	2,746
Mesquite Independent School District 5.375% 8/15/11	1,500	1,597
Midlothian Independent School District 0% 2/15/06 (Escrowed to Maturity) (e)	1,665	1,628
Midway Independent School District 0% 8/15/19	1,400	706
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/19 (FSA Insured)	4,000	4,404
Mount Pleasant Independent School District 5.5% 2/15/17	1,010	1,100
Navasota Independent School District 5.5% 8/15/26 (FGIC Insured) (b)	1,225	1,324
New Braunfels Independent School District 5.5% 2/1/15	1,135	1,239
North Central Health Facilities Dev. Corp. Rev. Series 1997 B, 5.75% 2/15/15 (MBIA Insured)	2,520	2,857
Northside Independent School District:
Series A, 5.25% 2/15/17	2,975	3,200
5.5% 2/15/13	1,090	1,194
5.5% 2/15/13 (Pre-Refunded to 2/15/11 @ 100) (e)	1,220	1,352
5.5% 2/15/16	470	512
5.5% 2/15/16 (Pre-Refunded to 2/15/11 @ 100) (e)	530	587
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pearland Independent School District Series A, 5.875% 2/15/19 (Pre-Refunded to 2/15/11 @ 100) (e)	$ 1,000	$ 1,128
Pflugerville Independent School District:
5.75% 8/15/14	1,000	1,104
5.75% 8/15/17	500	551
5.75% 8/15/19	2,000	2,198
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	1,210	1,315
Rio Grande City Consolidated Independent School District:
5.875% 8/15/20	2,605	2,890
5.875% 8/15/22	2,925	3,245
Rockwall Independent School District:
5.375% 2/15/17	1,045	1,135
5.375% 2/15/18	1,370	1,483
5.625% 2/15/11	3,865	4,282
Round Rock Independent School District:
Series 2001 A:
5.5% 8/1/13	1,940	2,129
5.5% 8/1/15	1,510	1,650
0% 2/15/07	7,645	7,228
5.375% 8/1/15	1,000	1,098
5.375% 8/1/17	1,050	1,146
San Antonio Elec. & Gas Systems Rev.:
5.25% 2/1/07	2,600	2,707
5.375% 2/1/17	6,000	6,481
5.75% 2/1/11 (Escrowed to Maturity) (e)	1,410	1,545
San Antonio Muni. Drain Util. Sys. Rev.:
5.25% 2/1/13 (MBIA Insured) (b)	1,740	1,904
5.25% 2/1/14 (MBIA Insured) (b)	1,835	2,013
San Antonio Wtr. Sys. Rev. 5.875% 5/15/17	1,000	1,105
San Benito Consolidated Independent School District 6% 2/15/25	2,300	2,575
Snyder Independent School District 5.25% 2/15/26 (AMBAC Insured) (b)	1,350	1,427
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/12 (AMBAC Insured)	2,905	3,240
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/14	2,700	2,930
5.375% 2/1/18	1,400	1,507
Spring Independent School District 0% 2/15/07	5,900	5,578
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	$ 1,250	$ 1,291
Texas Gen. Oblig.:
(College Student Ln. Prog.):
5.25% 8/1/09 (d)	6,885	7,344
5.375% 8/1/10 (d)	1,900	2,050
5% 8/1/09 (d)	5,000	5,109
Texas Pub. Fin. Auth. Rev. (Bldg. and Procurement Commission Projs.) Series A, 5% 2/1/10 (AMBAC Insured)	1,000	1,072
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000	2,162
Texas Tpk. Auth. Central Tpk. Sys. Rev. 5.75% 8/15/38 (AMBAC Insured)	10,110	11,167
Texas Tpk. Auth. Dallas North Tollway Rev.:
5.25% 1/1/23 (FGIC Insured)	7,000	7,261
6.5% 1/1/07 (FGIC Insured)	5,090	5,389
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,700	1,817
Travis County Health Facilities Dev. Corp. Rev. (Ascension Health Cr. Prog.) Series A, 6.25% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (e)	4,000	4,526
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5.25% 8/1/09 (MBIA Insured)	3,060	3,301
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5.5% 2/1/19 (MBIA Insured)	1,000	1,094
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.25% 7/1/10	4,080	4,225
Waxahachie Independent School District:
0% 8/15/14	1,460	968
0% 8/15/20 (Pre-Refunded to 8/15/10 @ 51.59) (e)	4,780	2,038
0% 8/15/21 (Pre-Refunded to 8/15/10 @ 48.18) (e)	3,860	1,537
Webb County Gen. Oblig. 5% 2/15/09 (FGIC Insured)	1,230	1,309
White Settlement Independent School District 5.75% 8/15/34	1,000	1,101
Williamson County Gen. Oblig.:
5.5% 2/15/19 (FSA Insured)	3,300	3,581
5.5% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (e)	1,400	1,561
Yselta Independent School District 0% 8/15/11	1,100	853
		333,798
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 5.75% 7/1/16 (MBIA Insured)	$ 1,000	$ 1,076
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	5,000	5,519
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/06 (AMBAC Insured)	3,500	3,341
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Series A, 5% 7/1/10 (AMBAC Insured)	2,740	2,939
		12,875
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	2,800	3,154
Series A, 5.75% 12/1/18 (AMBAC Insured)	1,200	1,329
		4,483
Virginia - 0.4%
Amelia Co. Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.9%, tender 4/1/08 (c)(d)	1,000	1,000
Arlington County Indl. Dev. Auth. Resource Recovery Rev. (Alexandria/Arlington Waste Proj.) Series B, 5.375% 1/1/11 (FSA Insured) (d)	2,750	2,953
Virginia Hsg. Dev. Auth. Multi-family Hsg. Rev. Series I:
5.75% 5/1/07 (d)	1,380	1,423
5.85% 5/1/08 (d)	1,370	1,414
		6,790
Washington - 8.2%
Chelan County Pub. Util. District #1 Columbia River-Rock island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/24 (MBIA Insured)	1,505	557
Chelan County Pub. Util. District #1 Rev. Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(c)(d)	1,000	1,056
Chelan County School District #246, Wenatchee 5.5% 12/1/19 (FSA Insured)	1,300	1,420
Clark County Pub. Util. District #1 Elec. Rev.:
Series B:
5.25% 1/1/10 (FSA Insured)	1,630	1,763
5.25% 1/1/11 (FSA Insured)	1,715	1,869
5% 1/1/09 (MBIA Insured)	1,265	1,345
5% 1/1/10 (MBIA Insured)	2,000	2,142
Clark County School District #114, Evergreen 5.375% 12/1/14 (FSA Insured)	2,000	2,204
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #37, Vancouver Series C, 0% 12/1/19 (FGIC Insured)	$ 3,000	$ 1,478
Cowlitz County Gen. Oblig. 5.5% 11/1/11 (FSA Insured)	460	498
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	4,000	4,520
Franklin County Pub. Util. District #1 Elec. Rev. 5.625% 9/1/21 (MBIA Insured)	2,000	2,188
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev.:
Second Series B, 5.25% 1/1/14 (MBIA Insured) (d)	1,235	1,306
Series B, 5.25% 1/1/16 (FGIC Insured) (d)	1,000	1,069
King County School District #414, Lake Washington 5.25% 12/1/15 (Pre-Refunded to 12/1/10 @ 100) (e)	1,000	1,094
King County Swr. Rev. Series B:
5.5% 1/1/15 (FSA Insured)	7,245	7,975
5.5% 1/1/17 (FSA Insured)	2,565	2,809
5.5% 1/1/18 (FSA Insured)	3,010	3,282
Port of Seattle Rev.:
Series 2000 B, 5.5% 2/1/08 (MBIA Insured) (d)	6,225	6,568
Series B:
5.25% 9/1/07 (FGIC Insured) (d)	3,185	3,333
5.5% 9/1/08 (FGIC Insured) (d)	3,750	3,991
Series D, 5.75% 11/1/06 (FGIC Insured) (d)	3,660	3,821
Seattle Muni. Lt. & Pwr. Rev. 5.5% 3/1/08 (FSA Insured)	5,475	5,845
Seattle Wtr. Sys. Rev. Series B, 5.75% 7/1/23 (FGIC Insured)	1,000	1,097
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.):
4.5% 12/1/07 (FGIC Insured)	1,705	1,764
4.5% 12/1/09 (FGIC Insured)	855	894
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/18 (MBIA Insured)	1,000	1,143
Tacoma Elec. Sys. Rev. Series A, 5.625% 1/1/21 (FSA Insured)	3,800	4,138
Tumwater School District #33, Thurston County Series 1996 B:
0% 12/1/11 (FGIC Insured)	6,415	4,890
0% 12/1/12 (FGIC Insured)	6,830	4,950
Washington Gen. Oblig.:
(Convention & Trade Ctr. Proj.) Series AT5, 0% 8/1/12 (MBIA Insured)	2,025	1,483
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Series 2001 C, 5.25% 1/1/16	$ 3,000	$ 3,230
Series C, 5.25% 1/1/26 (FSA Insured)	2,200	2,326
Series R 97A, 0% 7/1/19 (MBIA Insured)	3,440	1,729
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,065	3,344
(Swedish Health Svcs. Proj.) 5.5% 11/15/12 (AMBAC Insured)	3,000	3,272
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #1 Rev. Series 1997 B, 5.125% 7/1/13 (FSA Insured)	9,500	10,077
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Series A, 5% 7/1/12 (FSA Insured)	3,500	3,695
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.:
Series B:
0% 7/1/07	15,130	14,024
0% 7/1/10	18,250	14,823
0% 7/1/12 (MBIA Insured)	4,000	2,921
Series C, 7.5% 7/1/08 (MBIA Insured)	7,040	7,952
		149,885
West Virginia - 0.0%
Kanawha/Putnam County, Huntington/Charlestown City Series 1984 A, 0% 12/1/16 (Escrowed to Maturity) (e)	1,100	650
Wisconsin - 1.1%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27	2,420	2,455
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,460	1,586
Fond Du Lac School District:
5.75% 4/1/12 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,113
5.75% 4/1/14 (Pre-Refunded to 4/1/10 @ 100) (e)	1,000	1,113
Menasha Joint School District 5.5% 3/1/19 (FSA Insured)	1,030	1,114
Wisconsin Gen. Oblig.:
Series 1, 5% 5/1/11 (MBIA Insured) (b)	2,500	2,637
Series 2002 F, 5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 100) (e)	1,400	1,566
Series D, 5.4% 5/1/20 (Pre-Refunded to 5/1/11 @ 100) (e)	1,000	1,107
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. (Wheaton Franciscan Svcs., Inc. Proj.):
Series A, 5.5% 8/15/14	$ 1,775	$ 1,912
5.75% 8/15/12	1,760	1,948
6% 8/15/16	1,000	1,101
6.25% 8/15/22	1,600	1,750
		19,402
TOTAL MUNICIPAL BONDS (Cost $1,796,300)		1,838,990
Municipal Notes - 0.4%

Michigan - 0.4%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 3.25%, VRDN (b)(c) (Cost $7,000)	7,000	7,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,803,300)		1,845,990
NET OTHER ASSETS - (1.4)%		(26,312)
NET ASSETS - 100%		$ 1,819,678
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sold
Treasury Contracts
40 U.S. Treasury Bond Contracts	June 2005	$ 4,455	$ 71

The face value of futures sold as a percentage of net assets - 0.2%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a floating rate based on BMA Municipal Swap Index and pay quarterly a fixed rate equal to 3.646% with Merill Lynch, Inc.	Sept. 2010	$ 20,000	$ (57)
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,871,000.
Income Tax Information

At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,802,957,000. Net unrealized appreciation aggregated $43,033,000, of which $52,210,000 related to appreciated investment securities and $9,177,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity School Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 23, 2005